Quarterly Holdings Report
for

Fidelity® SAI International Small Cap Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SIS-QTLY-0921
1.9901438.100

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 8.8%
Abacus Property Group unit	134,080	$311,911
Accent Group Ltd.	96,790	193,910
Adbri Ltd.	96,584	250,909
Alkane Resources Ltd. (a)	108,172	91,686
ALS Ltd.	130,189	1,217,169
Altium Ltd.	31,907	793,767
Alumina Ltd.	665,896	816,075
AMP Ltd.	927,785	708,089
Ansell Ltd.	34,687	999,111
Appen Ltd.	31,102	259,283
ARB Corp. Ltd.	19,759	677,157
Arena (REIT) unit	92,815	241,118
Atlas Arteria Ltd. unit	258,383	1,188,882
Aub Group Ltd.	20,328	343,853
Austal Ltd.	85,795	135,995
Australian Agricultural Co. Ltd. (a)	79,655	81,544
Australian Ethical Investment Ltd.	22,460	135,155
Australian Pharmaceutical Industries Ltd.	106,063	109,746
Aventus Group	92,568	213,303
Bank of Queensland Ltd.	159,867	1,058,212
Bapcor Ltd.	92,043	551,173
Beach Energy Ltd.	463,264	407,960
Bega Cheese Ltd.	82,544	312,567
Bellevue Gold Ltd. (a)	202,678	147,992
Bendigo & Adelaide Bank Ltd.	143,586	1,088,478
Betmakers Technology Group Ltd. (a)	150,876	109,613
Bingo Industries Ltd.	120,567	294,632
Blackmores Ltd.	3,946	210,378
Boral Ltd. (a)	263,947	1,390,748
BrainChip Holdings Ltd. (a)	369,172	123,267
Bravura Solutions Ltd.	68,028	169,237
Breville Group Ltd.	26,350	623,617
Brickworks Ltd.	20,419	363,374
BWP Trust	129,772	391,408
BWX Ltd.	37,136	136,261
carsales.com Ltd.	72,248	1,160,060
Cedar Woods Properties Ltd.	17,610	85,809
Centuria Capital Group unit	156,950	336,319
Centuria Industrial REIT	135,041	379,552
Centuria Office REIT unit	104,496	189,410
Chalice Mining Ltd. (a)	83,195	443,853
Challenger Ltd.	155,506	649,332
Champion Iron Ltd. (a)	88,192	491,870
Charter Hall Group unit	125,649	1,502,060
Charter Hall Long Wale REIT unit	150,868	544,715
Charter Hall Retail REIT	140,332	382,066
Charter Hall Social Infrastruc	86,332	219,207
Cimic Group Ltd.	21,246	321,338
City Chic Collective Ltd. (a)	54,295	212,769
Cleanaway Waste Management Ltd.	554,067	1,032,769
Clinuvel Pharmaceuticals Ltd.	10,787	220,541
Codan Ltd./Australia	27,183	336,327
Collins Foods Ltd.	29,844	241,130
Cooper Energy Ltd. (a)	414,887	70,027
Corporate Travel Management Ltd.	29,499	470,191
Costa Group Holdings Ltd.	116,878	274,467
Credit Corp. Group Ltd.	18,305	375,590
Cromwell Property Group unit	388,645	249,556
CSR Ltd.	130,187	532,145
Data#3 Ltd.	39,335	134,804
De Grey Mining Ltd. (a)	277,198	257,329
Deterra Royalties Ltd.	114,288	391,674
Dicker Data Ltd.	16,124	137,258
Domain Holdings Australia Ltd. (a)	63,346	225,924
Downer EDI Ltd.	189,245	733,273
Eagers Automotive Ltd.	41,692	484,024
Elders Ltd.	42,390	352,141
Electro Optic Systems Holdings (a)	31,987	96,711
Emeco Holdings Ltd. (a)	106,701	93,572
EML Payments Ltd. (a)	78,131	203,544
Event Hospitality & Entertainment Ltd. (a)	26,184	240,766
Flight Centre Travel Group Ltd. (a)	43,064	475,618
G8 Education Ltd.	234,896	167,207
Galaxy Resources Ltd. (a)	130,855	447,490
GDI Property Group unit	131,554	109,091
Genworth Mortgage Insurance Ltd.	112,633	168,618
Gold Road Resources Ltd.	237,530	230,963
GrainCorp Ltd.	61,256	235,103
Growthpoint Properties Australia Ltd.	82,038	236,600
GUD Holdings Ltd.	25,344	218,349
GWA Group Ltd.	56,171	115,419
Hansen Technologies Ltd.	43,174	196,436
Harvey Norman Holdings Ltd.	150,022	624,231
Healius Ltd.	143,838	514,055
Home Consortium Ltd.	22,740	99,960
HT&E Ltd. (a)	63,628	77,978
HUB24 Ltd.	14,311	252,681
IDP Education Ltd.	45,036	932,331
IGO Ltd.	183,756	1,255,447
Iluka Resources Ltd.	114,100	831,462
Imugene Ltd. (a)	1,144,795	247,832
Incitec Pivot Ltd.	523,767	1,030,102
Ingenia Communities Group unit	80,355	341,428
Inghams Group Ltd.	88,534	246,889
Integral Diagnostics Ltd.	45,866	178,391
Integrated Research Ltd.	32,872	44,387
Invocare Ltd.	39,499	309,864
IOOF Holdings Ltd.	165,284	507,008
IPH Ltd.	58,684	347,106
Iress Ltd.	52,307	539,316
Irongate Group	131,255	141,593
JB Hi-Fi Ltd.	31,003	1,092,985
Johns Lyng Group Ltd.	35,990	150,544
Jumbo Interactive Ltd.	14,558	177,344
Jupiter Mines Ltd.	307,237	66,512
Kogan.Com Ltd.	23,353	178,060
Lendlease Global Commercial (REIT)	240,500	155,310
Lifestyle Communities Ltd.	25,032	312,285
Link Administration Holdings Ltd.	122,915	436,574
Lovisa Holdings Ltd.	14,712	170,043
Lynas Rare Earths Ltd. (a)	243,023	1,309,033
MA Financial Group Ltd.	17,876	73,200
Maas Group Holdings Ltd.	20,713	70,225
Mayne Pharma Group Ltd. (a)	380,648	89,388
McMillan Shakespeare Ltd.	19,142	177,699
Megaport Ltd. (a)	38,022	464,018
Mesoblast Ltd. (a)	144,130	200,566
Metcash Ltd.	275,381	810,374
Mineral Resources Ltd.	43,236	1,999,228
Monadelphous Group Ltd.	24,620	194,766
Mount Gibson Iron Ltd.	139,268	87,894
Nanosonics Ltd. (a)	68,462	266,779
National Storage REIT unit	298,715	466,922
Nearmap Ltd. (a)	127,648	192,969
Netwealth Group Ltd.	29,686	340,719
New Hope Corp. Ltd.	125,151	183,225
NEXTDC Ltd. (a)	123,208	1,152,806
NIB Holdings Ltd.	124,041	649,936
Nick Scali Ltd.	18,432	165,968
Nickel Mines Ltd.	270,491	218,350
Nine Entertainment Co. Holdings Ltd.	391,549	793,054
NRW Holdings Ltd.	121,040	151,447
Nufarm Ltd. (a)	86,157	272,505
Nuix Ltd. (a)	50,759	92,379
Objective Corp. Ltd.	6,278	77,768
Omni Bridgeway Ltd.	71,962	181,664
oOh!media Ltd. (a)	160,833	192,975
Orocobre Ltd. (a)	74,954	453,791
Orora Ltd.	249,028	657,897
OZ Minerals Ltd.	89,548	1,523,269
Pact Group Holdings Ltd.	49,948	135,621
Paladin Energy Ltd. (Australia) (a)	611,034	239,898
Pendal Group Ltd.	78,676	464,778
Perenti Global Ltd.	156,195	104,308
Perpetual Trustees Australia Ltd.	15,301	421,299
Perseus Mining Ltd. (Australia) (a)	326,077	400,813
Pilbara Minerals Ltd. (a)	608,860	846,315
Pinnacle Investment Management Group Ltd.	25,455	245,457
Platinum Asset Management Ltd.	78,327	235,094
PointsBet Holdings Ltd. (a)(b)	37,929	314,248
PolyNovo Ltd. (a)	159,098	262,697
Premier Investments Ltd.	23,694	466,690
Pro Medicus Ltd.	12,559	534,368
Qube Holdings Ltd.	487,032	1,043,633
Ramelius Resources Ltd.	217,700	272,389
Redbubble Ltd. (a)	51,939	123,494
Regis Resources Ltd.	205,135	388,389
Reliance Worldwide Corp. Ltd.	213,072	864,687
Resolute Mng Ltd. (a)	293,145	116,167
Rural Funds Group unit	96,500	181,290
Sandfire Resources NL	45,792	232,543
SeaLink Travel Group Ltd.	38,039	260,167
Select Harvests Ltd.	31,989	186,627
Seven Group Holdings Ltd.	36,672	625,698
SG Fleet Group Ltd.	31,554	68,310
Shopping Centres Australasia Property Group unit	291,194	525,684
Sigma Healthcare Ltd.	237,432	109,771
Silver Lake Resources Ltd. (a)	236,080	265,935
Sims Ltd.	46,310	558,027
Smartgroup Corp. Ltd.	34,421	181,871
Southern Cross Media Group Ltd. (a)	70,393	100,733
Spark Infrastructure Group unit	467,623	929,978
St Barbara Ltd.	189,138	245,674
Steadfast Group Ltd.	234,270	763,321
Super Retail Group Ltd.	42,906	416,567
Tassal Group Ltd.	56,179	133,575
Technology One Ltd.	74,130	513,539
Telix Pharmaceuticals Ltd. (a)	49,867	206,029
Temple & Webster Group Ltd. (a)	21,499	188,536
The Star Entertainment Group Ltd.	231,449	580,883
Tyro Payments Ltd. (a)	88,846	226,243
United Malt Group Ltd.	76,311	251,444
Uniti Group Ltd. (a)	146,951	376,362
Viva Energy Group Ltd. (c)	235,502	356,016
Waypoint (REIT) unit	210,545	406,357
Webjet Ltd.	90,120	331,334
West African Resources Ltd. (a)	230,033	178,938
Western Areas NL	83,229	160,023
Westgold Resources Ltd. (a)	101,436	130,640
Whitehaven Coal Ltd. (a)	251,566	409,838
WorleyParsons Ltd.	84,717	694,434
Zip Co. Ltd. (a)	119,891	584,201

TOTAL AUSTRALIA		76,454,062

Austria - 1.0%
Agrana Beteiligungs AG	3,340	70,921
Andritz AG	18,036	994,449
AT&S Austria Technologie & Systemtechnik AG	6,720	307,704
BAWAG Group AG (c)	19,170	1,090,630
CA Immobilien Anlagen AG	16,719	734,809
DO & CO Restaurants & Catering AG (a)	1,765	144,258
EVN AG	9,276	224,475
FACC AG (a)	5,450	56,246
IMMOFINANZ Immobilien Anlagen AG	21,089	500,086
Lenzing AG (a)	3,588	463,082
Oesterreichische Post AG	8,882	468,864
Palfinger AG	3,955	171,244
PORR AG (a)	3,242	63,302
S IMMO AG	11,577	276,038
S&T AG	13,247	336,599
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,033	110,635
Semperit AG Holding	2,752	101,365
Telekom Austria AG	43,844	373,952
UNIQA Insurance Group AG	31,872	273,353
Vienna Insurance Group AG	10,138	279,609
Wienerberger AG	30,805	1,259,252
Zumtobel AG	7,807	82,794

TOTAL AUSTRIA		8,383,667

Bailiwick of Guernsey - 0.2%
BMO Commercial Property Trust Ltd.	214,111	278,567
Burford Capital Ltd.	49,929	545,841
Picton Property Income Ltd.	149,415	191,280
Regional REIT Ltd. (c)	111,292	136,906
Sirius Real Estate Ltd.	269,617	446,723
UK Commercial Property REIT Ltd.	210,209	237,551

TOTAL BAILIWICK OF GUERNSEY		1,836,868

Bailiwick of Jersey - 0.6%
Boohoo.Com PLC (a)	274,016	994,103
Breedon Group PLC	411,378	616,417
Centamin PLC	313,327	466,229
IWG PLC (a)	203,473	886,947
Man Group PLC	391,389	1,076,909
Petrofac Ltd. (a)	77,618	111,449
Sanne Group PLC	39,503	463,433
TP ICAP Group PLC	213,749	581,268

TOTAL BAILIWICK OF JERSEY		5,196,755

Belgium - 1.7%
Ackermans & Van Haaren SA	6,304	1,086,571
Aedifica SA	8,915	1,277,511
Agfa-Gevaert NV (a)	38,848	191,477
Akka Technologies SA (a)	3,237	180,859
Barco NV	18,397	459,165
Befimmo SCA Sicafi	6,117	259,412
Bekaert SA	9,823	466,334
Bpost SA (a)	26,627	298,964
Cofinimmo SA	6,890	1,114,016
Compagnie D'entreprises CFE SA	2,048	209,175
D'ieteren Group	5,961	955,324
Econocom Group SA	35,464	154,184
Euronav NV	50,885	442,094
Fagron NV	16,694	346,359
Galapagos Genomics NV (a)	12,393	750,992
Gimv NV	5,443	347,374
Immobel SA	1,063	90,034
Intervest Offices & Warehouses NV	5,382	158,652
Ion Beam Applications SA	5,630	106,857
KBC Ancora	9,605	424,766
Kinepolis Group NV (a)	3,746	194,634
Melexis NV	5,398	601,597
Mithra Pharmaceuticals SA (a)	5,115	123,477
Montea SICAFI SCA	2,761	370,102
Ontex Group NV (a)	18,116	201,362
Orange Belgium	3,979	95,346
Recticel SA	11,416	187,966
Retail Estates NV	2,747	222,564
Telenet Group Holding NV	12,123	454,724
Tessenderlo Group (a)	4,698	198,678
Van de Velde	1,636	48,324
VGP NV	1,945	400,540
Warehouses de Pauw	36,691	1,579,076
Xior Student Housing NV	5,698	368,379

TOTAL BELGIUM		14,366,889

Bermuda - 1.0%
BW LPG Ltd. (c)	20,769	120,010
BW Offshore Ltd.	25,413	86,410
Cafe de Coral Holdings Ltd.	94,000	182,892
Chinese Estates Holdings Ltd.	117,500	46,116
Chow Sang Sang Holdings International Ltd.	103,000	172,304
CMBC Capital Holdings Ltd.	4,350,000	58,775
FLEX LNG Ltd.	8,031	108,628
Frontline Ltd.	26,725	214,230
Golden Ocean Group Ltd.	35,447	349,465
Hafnia Ltd.	26,820	51,911
Haitong International Securities Group Ltd.	669,000	172,175
Hiscox Ltd. (a)	93,488	1,138,867
Johnson Electric Holdings Ltd.	97,500	228,596
K Wah International Holdings Ltd.	280,000	126,468
Kerry Logistics Network Ltd.	168,500	501,956
Kerry Properties Ltd.	156,500	461,174
Lancashire Holdings Ltd.	66,218	587,695
Luk Fook Holdings International Ltd.	94,000	300,586
Man Wah Holdings Ltd.	480,800	963,932
Medtecs International Corp. Ltd.	110,400	65,591
NWS Holdings Ltd.	426,000	428,678
Pacific Basin Shipping Ltd.	1,294,000	576,136
Realord Group Holdings Ltd. (a)	120,000	169,859
Shangri-La Asia Ltd. (a)	290,000	257,491
Silverlake Axis Ltd. Class A	229,000	44,788
SmarTone Telecommunications Holdings Ltd.	90,500	50,659
Stolt-Nielsen SA	7,233	98,735
Vtech Holdings Ltd.	44,700	442,907
Yue Yuen Industrial (Holdings) Ltd. (a)	217,000	457,950

TOTAL BERMUDA		8,464,984

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	650,000	216,635
Huobi Technology Holdings Ltd. (a)	24,500	33,103

TOTAL BRITISH VIRGIN ISLANDS		249,738

Cayman Islands - 0.8%
Apollo Future Mobility Group Ltd. (a)	1,052,000	50,088
ASM Pacific Technology Ltd.	83,100	1,069,340
C-Mer Eye Care Holdings Ltd.	128,000	124,852
Citychamp Watch & Jewel Gr Ltd. (a)	366,000	68,762
CK Life Sciences International Holding, Inc.	774,000	80,675
Comba Telecom Systems Holdings Ltd.	512,000	119,251
Cowell e Holdings, Inc.	93,000	51,819
Crystal International Group Ltd. (c)	160,500	64,645
EC Healthcare	72,000	111,736
Far East Consortium International Ltd.	288,000	114,145
Fosun Tourism Group (c)	65,400	76,162
Health & Happiness H&H International Holdings Ltd.	62,000	222,593
HKBN Ltd.	215,000	250,381
Hutchison Telecommunications Hong Kong Holdings Ltd.	392,000	76,169
IGG, Inc.	225,000	255,368
Lifestyle International Holdings Ltd. (a)	121,500	86,617
Macau Legend Development Ltd. (a)	137,000	17,629
MECOM Power & Construction Ltd.	189,000	94,851
MGM China Holdings Ltd. (a)	259,600	314,013
Pacific Textile Holdings Ltd.	243,000	131,645
Perfect Shape (PRC) Holdings Ltd.	96,000	99,321
Razer, Inc. (a)(c)	45,000	10,886
Sa Sa International Holdings Ltd. (a)	286,000	71,397
Sapiens International Corp. NV	8,150	206,114
SITC International Holdings Co. Ltd.	362,000	1,490,642
Stella International Holdings Ltd. (a)	115,500	147,438
Suncity Group Holdings Ltd. (a)	590,000	28,471
Sunevision Holdings Ltd.	192,000	202,101
Texhong Textile Group Ltd.	72,500	105,795
The United Laboratories International Holdings Ltd.	280,000	196,367
Value Partners Group Ltd.	283,000	162,419
Vesync Co. Ltd.	61,000	83,833
Vobile Group Ltd. (a)	296,000	266,627
VPower Group International Holdings Ltd. (c)	176,000	36,237
VSTECS Holdings Ltd.	174,000	138,821

TOTAL CAYMAN ISLANDS		6,627,210

Denmark - 1.8%
ALK-Abello A/S (a)	1,777	876,174
Alm. Brand A/S	16,422	119,283
Bavarian Nordic A/S (a)	15,855	643,454
Better Collective A/S (a)	8,105	189,717
Brodrene Hartmann A/S Class B (a)	568	45,831
cBrain A/S	2,423	128,279
Chemometec A/S	4,225	676,431
D/S Norden A/S	7,158	204,433
DFDS A/S (a)	9,409	519,738
FLSmidth & Co. A/S	11,776	436,225
H Lundbeck A/S	18,612	561,684
ISS Holdings A/S (a)	42,568	1,004,635
Jyske Bank A/S (Reg.) (a)	14,740	715,963
Matas A/S	10,337	184,289
Netcompany Group A/S (c)	10,794	1,333,974
Nilfisk Holding A/S (a)	6,212	218,425
NKT Holding A/S (a)	11,090	527,000
NNIT A/S (c)	3,504	75,433
NTG Nordic Transport Group A/S (a)	1,855	144,058
Per Aarsleff Holding A/S	4,942	213,174
Ringkjoebing Landbobank A/S	7,507	852,334
Royal Unibrew A/S	13,264	1,797,863
Scandinavian Tobacco Group A/S (c)	17,724	363,185
Schouw & Co.	3,475	371,827
SimCorp A/S	10,929	1,519,011
Spar Nord Bank A/S	23,193	278,863
Sydbank A/S	16,201	496,286
The Drilling Co. of 1972 A/S (a)	5,689	219,359
Topdanmark A/S	12,176	620,547
Zealand Pharma A/S (a)	9,451	286,499

TOTAL DENMARK		15,623,974

Faroe Islands - 0.1%
Bakkafrost	13,589	1,154,213
Finland - 1.9%
Adapteo OYJ	10,617	203,746
Admicom OYJ	804	89,175
Aktia Bank Oyj (A Shares)	14,808	207,630
Basware Oyj (a)	3,344	154,111
Cargotec Corp. (B Shares)	10,425	559,220
Caverion Oyj	26,293	228,155
Citycon Oyj	15,875	139,731
F-Secure Oyj	25,710	126,111
Finnair Oyj (a)	168,832	135,588
Harvia Oyj	3,770	274,591
Huhtamaki Oyj	26,121	1,391,583
Kamux Corp.	8,585	177,201
KCI Konecranes Oyj	16,048	689,899
Kemira Oyj	29,288	493,349
Kojamo OYJ	33,004	812,775
Metsa Board OYJ (B Shares)	47,589	526,137
Metso Outotec Oyj	167,711	1,905,118
Musti Group OYJ	8,507	351,585
Neles Oyj	26,450	409,147
Nokian Tyres PLC	35,529	1,498,722
Oriola-KD Oyj	27,177	62,672
Outokumpu Oyj (A Shares) (a)	90,027	641,408
Qt Group Oyj (a)	4,719	639,282
Remedy Entertainment Oyj	2,124	104,311
Revenio Group Oyj	6,530	529,841
Rovio Entertainment OYJ (c)	10,060	85,206
Sanoma Corp.	20,031	371,634
Talenom OYJ	7,573	146,251
TietoEVRY Oyj	24,016	807,947
Tokmanni Group Corp.	12,765	368,568
Uponor Oyj	14,852	473,929
Valmet Corp.	36,391	1,516,521
YIT OYJ	37,001	224,290

TOTAL FINLAND		16,345,434

France - 2.8%
AB Science SA (a)	7,970	135,198
ABC Arbitrage SA	9,283	78,846
ABC Arbitrage SA rights (a)(d)	9,283	881
Air France KLM (Reg.) (a)	77,068	358,282
Akwel	2,146	61,860
Albioma SA	6,881	275,406
ALD SA (c)	27,100	396,699
Altarea SCA	918	205,817
ALTEN	7,863	1,249,883
Aubay	1,891	109,019
Beneteau SA (a)	10,333	168,909
BIC SA	6,735	456,594
Boiron SA	1,220	63,316
Bonduelle SCA	3,459	86,578
Carmila SA	13,616	192,209
Casino Guichard Perrachon SA (a)	10,331	292,040
Cellectis SA (a)	9,113	120,769
CGG SA (a)	185,874	129,959
Chargeurs SA	4,421	114,853
Coface SA	28,380	356,857
Compagnie des Alpes (a)	6,116	89,238
Derichebourg (a)	25,699	271,473
Devoteam SA	463	61,514
Elior SA (a)(c)	32,866	225,152
Elis SA (a)	50,875	912,499
Eramet SA (a)	2,539	202,851
Eutelsat Communications	46,692	508,244
Fnac Darty SA	4,614	320,191
Gaztransport et Technigaz SA	6,037	484,110
Groupe Guillin SA	2,054	57,990
Guerbet	1,444	53,872
ICADE	8,064	738,011
ID Logistics Group (a)	696	222,920
Imerys SA	9,235	427,684
Interparfums SA	4,611	338,581
Ipsos SA	10,820	502,499
JCDecaux SA (a)	17,242	470,426
Kaufman & Broad SA	3,755	166,593
Korian SA	19,784	751,001
Lagardere S.C.A. (Reg.) (a)	8,881	247,996
LNA Sante SA	1,270	79,997
Maisons du Monde SA (c)	8,632	197,524
Manitou BF SA	2,668	87,668
McPhy Energy SA (a)	5,562	112,429
Mercialys SA	18,852	228,552
Mersen SA	4,712	186,693
Metropole Television SA	6,694	134,040
Nacon SA (a)	6,076	35,894
Neoen SA (a)(c)	10,112	439,270
Nexans SA	6,477	619,277
Nexity	10,580	533,146
Peugeot Invest	1,354	172,504
Pharmagest Interactive	1,018	114,481
Plastic Omnium SA	15,920	505,365
Quadient SA	9,251	271,497
Rexel SA	65,735	1,386,451
Rubis SCA	25,276	1,014,047
SMCP S.A.S. (a)(c)	8,906	55,940
Soitec SA (a)	5,822	1,395,082
Sopra Steria Group	4,158	826,675
SPIE SA	34,404	815,011
Technicolor SA (a)	54,656	192,432
Television Francaise 1 SA	11,170	106,732
The Lisi Group	5,208	177,617
The Vicat Group	5,430	273,757
Trigano SA	2,349	507,979
Valneva SE (a)	17,251	242,703
Verallia SA (c)	15,048	558,013
Vilmorin & Cie	1,523	102,257
Virbac SA	1,141	460,871
Voltalia SA (a)	6,213	167,303
X-Fab Silicon Foundries SE (a)(c)	15,770	149,096

TOTAL FRANCE		24,057,123

Germany - 4.7%
1&1 AG	12,009	356,712
Aareal Bank AG	16,242	410,003
Adesso AG	763	140,292
ADVA Optical Networking SE (a)	11,590	172,133
Aixtron AG	30,534	752,672
alstria office REIT-AG	43,244	916,186
Amadeus Fire AG	1,536	308,660
AURELIUS AG	8,323	258,677
Aurubis AG	8,520	862,114
Basler AG	1,000	130,962
BayWa AG	3,830	175,600
Befesa SA (c)	10,792	847,493
Bertrandt AG	1,465	86,632
Bilfinger Berger AG	7,822	240,693
Borussia Dortmund GmbH & Co. KGaA (a)	17,252	125,452
CANCOM AG	10,455	657,319
CECONOMY AG (a)	44,063	211,483
CeWe Color Holding AG	1,518	227,612
CompuGroup Medical AG	7,302	585,984
Corestate Capital Holding SA (a)	5,817	86,807
CropEnergies AG	7,033	82,845
CTS Eventim AG (a)	15,568	1,058,190
Datagroup AG (a)	1,119	87,609
Dermapharm Holding SE	5,118	409,504
Deutsche Beteiligungs AG	3,545	156,856
Deutsche EuroShop AG	13,192	313,293
Deutsche Pfandbriefbank AG (c)	36,921	407,317
Deutz AG (a)	32,678	277,165
DIC Asset AG	12,143	219,527
Draegerwerk AG & Co. KGaA	865	77,163
Duerr AG	14,020	671,569
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,006	551,246
ELMOS Semiconductor AG	2,449	110,395
ElringKlinger AG (a)	7,726	126,202
Encavis AG	26,297	481,336
Evotec OAI AG (a)	35,537	1,474,609
Exasol AG (a)	3,965	88,661
Flatex AG (a)	2,206	266,920
Fraport AG Frankfurt Airport Services Worldwide (a)	10,036	660,739
Freenet AG	34,555	828,016
Gerresheimer AG	8,483	886,044
Global Fashion Group SA (a)	20,303	276,971
Grenkeleasing AG	7,424	323,295
Hamborner (REIT) AG	18,940	208,544
Hamburger Hafen und Logistik AG	7,851	186,265
Hensoldt AG	11,578	201,896
Hochtief AG	5,733	454,836
Home24 AG (a)	7,050	125,613
Hornbach Holding AG & Co. KGaA	2,587	290,925
Hornbach-Baumarkt AG	2,187	88,207
Hugo Boss AG	16,149	968,182
Hypoport AG (a)	958	577,305
INDUS Holding AG	4,742	199,976
Instone Real Estate Group BV (c)	12,778	395,621
Jenoptik AG	13,975	479,763
JOST Werke AG (c)	3,870	236,426
K+S AG	51,701	741,790
Kloeckner & Co. AG (a)	20,140	306,045
Koenig & Bauer AG (a)	3,805	130,220
Krones AG	3,893	383,993
KWS Saat AG	3,128	263,081
LPKF Laser & Electronics AG	6,785	174,335
MBB SE	558	95,582
Medios AG (a)	2,750	111,077
Metro Wholesale & Food Specialist AG	34,147	442,740
MLP AG	18,341	150,123
Morphosys AG (a)	8,825	491,713
Nagarro SE (a)	2,282	347,852
New Work SE	767	230,648
Nordex Se (a)	28,120	541,056
NORMA Group AG	8,539	451,568
Northern Data AG (a)	89	7,633
OHB SE	1,402	66,525
Patrizia Immobilien AG	12,492	318,601
Pfeiffer Vacuum Technology AG	1,070	218,571
PNE AG	9,473	79,223
ProSiebenSat.1 Media AG	44,153	840,381
Rheinmetall AG	11,780	1,131,337
SAF-Holland SA (a)	11,919	165,991
Salzgitter AG (a)	9,667	375,904
secunet Security Network AG	358	204,695
SGL Carbon AG (a)	16,196	180,213
Shop Apotheke Europe NV (a)(c)	3,613	542,169
Siltronic AG	4,448	726,038
Sixt AG (a)	3,991	555,336
SMA Solar Technology AG	2,799	146,625
Software AG (Bearer)	14,042	678,952
Steico AG	1,543	213,057
STRATEC Biomedical Systems AG	2,142	332,356
Stroer Out-of-Home Media AG	7,711	610,116
Suedzucker AG (Bearer)	19,120	287,823
TAG Immobilien AG	39,372	1,306,807
Takkt AG	8,797	144,635
Thyssenkrupp AG	109,444	1,091,593
TUI AG (GB) (a)	207,694	978,964
Varta AG	4,908	850,320
VERBIO Vereinigte BioEnergie AG	5,877	318,741
Vossloh AG	2,348	118,237
Wacker Chemie AG	4,266	628,519
Wacker Construction Equipment AG	8,616	259,607
WashTec AG	3,006	205,394
Westwing Group AG (a)	686	32,551
Wustenrot & Wurttembergische AG	6,261	136,956
ZEAL Network SE	3,829	188,499
Zooplus AG (a)	1,743	593,411

TOTAL GERMANY		41,200,120

Gibraltar - 0.1%
888 Holdings PLC	99,793	516,010
Hong Kong - 0.5%
BOCOM International Holdings Co. Ltd.	222,000	49,707
Champion (REIT)	555,000	315,668
CITIC 1616 Holdings Ltd.	441,000	143,006
Dah Sing Banking Group Ltd.	110,800	114,063
Dah Sing Financial Holdings Ltd.	42,400	133,674
Guotai Junan International Holdings Ltd.	762,000	114,724
Hang Lung Group Ltd.	219,000	535,442
Hong Kong & Shanghai Hotels Ltd. (a)	111,500	98,283
Hong Kong Television Network Ltd. (a)	152,000	212,808
Hysan Development Co. Ltd.	168,000	661,524
Melco International Development Ltd.	184,000	293,599
Nissin Foods Co. Ltd.	87,000	62,581
PCCW Ltd.	1,156,000	605,434
Prosperity (REIT)	350,000	135,566
Shun Tak Holdings Ltd.	360,000	104,232
Sun Hung Kai & Co. Ltd.	107,000	55,076
Sunlight (REIT)	266,000	162,931
Television Broadcasts Ltd. (a)	91,300	76,836
Vitasoy International Holdings Ltd.	200,000	561,050
Zensun Enterprises Ltd.	1,520,000	127,137

TOTAL HONG KONG		4,563,341

Ireland - 0.8%
AIB Group PLC (a)	218,502	537,058
Bank Ireland Group PLC (a)	262,562	1,394,114
C&C Group PLC (United Kingdom) (a)	106,719	351,268
Cairn Homes PLC (a)	189,748	252,099
Dalata Hotel Group PLC (a)	53,844	246,548
Glanbia PLC	55,197	948,768
Glenveagh Properties PLC (a)(c)	196,337	232,905
Grafton Group PLC unit	61,273	1,094,428
Greencore Group PLC (a)	142,155	257,862
Hibernia (REIT) PLC	174,879	270,930
Irish Residential Properties REIT PLC	118,012	215,587
Origin Enterprises PLC	33,605	137,132
UDG Healthcare PLC (United Kingdom)	67,783	1,015,674
Uniphar PLC	61,875	275,981

TOTAL IRELAND		7,230,354

Isle of Man - 0.1%
Kape Technologies PLC (a)	20,156	90,214
Playtech Ltd. (a)	81,006	416,614
Strix Group PLC	54,883	259,759

TOTAL ISLE OF MAN		766,587

Israel - 2.5%
AFI Properties Ltd. (a)	2,937	140,649
Airport City Ltd. (a)	18,259	311,745
Alony Hetz Properties & Investments Ltd.	39,652	541,941
Altshuler Shaham Provident Funds & Pension Ltd.	15,075	85,856
Amot Investments Ltd.	54,400	360,815
Arad Investment & Industrial Development Ltd.	859	91,069
Ashtrom Group Ltd.	10,961	235,225
AudioCodes Ltd.	7,135	230,880
Azorim Investment Development & Construction Co. Ltd. (a)	22,653	85,706
Bezeq The Israel Telecommunication Corp. Ltd. (a)	564,251	603,613
Big Shopping Centers Ltd. (a)	2,621	368,116
Blue Square Real Estate Ltd.	1,406	107,478
Caesarstone Sdot-Yam Ltd.	6,453	85,631
Camtek Ltd. (a)	7,539	272,873
Cellcom Israel Ltd. (Israel) (a)	23,820	90,195
Clal Insurance Enterprises Holdings Ltd. (a)	16,198	323,108
Cognyte Software Ltd. (a)	17,781	461,773
Compugen Ltd. (a)	22,994	156,129
Danel Adir Yeoshua Ltd.	1,361	290,557
Delek Automotive Systems Ltd.	14,050	177,076
Delek Group Ltd. (a)	2,292	138,974
Delta Galil Industries Ltd.	2,344	99,561
Doral Group Renewable Energy Resources Ltd. (a)	15,481	66,665
Elco Ltd.	2,660	155,198
Electra Consumer Products 1970 Ltd.	2,900	152,783
Electra Israel Ltd.	550	309,208
Electreon Wireless Ltd. (a)	1,178	61,588
Energix-Renewable Energies Ltd.	58,544	230,735
Enlight Renewable Energy Ltd. (a)	248,059	553,749
Equital Ltd. (a)	5,369	142,808
Fattal Holdings 1998 Ltd. (a)	1,730	151,512
FIBI Holdings Ltd. (a)	4,864	174,999
First International Bank of Israel (a)	14,842	471,546
Formula Systems (1985) Ltd.	2,481	218,666
Fox Wizel Ltd.	2,013	238,384
Gav-Yam Lands Corp. Ltd.	36,884	349,271
Gazit-Globe Ltd.	18,375	137,223
Gilat Satellite Networks Ltd.	7,908	82,933
Harel Insurance Investments and Financial Services Ltd.	31,526	299,997
Hilan Ltd.	4,008	206,445
IDI Insurance Co. Ltd.	2,159	73,603
InMode Ltd. (a)	6,723	764,203
Isracard Ltd. (a)	54,197	207,902
Israel Canada T.R Ltd. (a)	30,147	128,236
Israel Corp. Ltd. (Class A) (a)	1,057	336,801
Isras Investment Co. Ltd.	448	98,761
Ituran Location & Control Ltd.	5,079	128,956
Kornit Digital Ltd. (a)	11,757	1,553,805
M Yochananof & Sons Ltd.	1,365	87,917
Magic Software Enterprises Ltd.	7,381	129,490
Malam Team Ltd.	2,064	68,640
Matrix IT Ltd.	9,164	252,566
Maytronics Ltd.	11,698	254,769
Mega Or Holdings Ltd.	6,188	200,045
Melisron Ltd. (a)	5,802	428,980
Menora Mivtachim Holdings Ltd.	6,739	133,216
Migdal Insurance & Financial Holdings Ltd. (a)	101,042	129,784
Mivne Real Estate KD Ltd.	165,316	494,797
Nano Dimension Ltd. ADR (a)	67,322	426,148
Naphtha Israel Petroleum Corp. Ltd. (a)	8,298	38,223
Nova Ltd. (a)	7,628	731,533
Oil Refineries Ltd. (a)	474,257	112,384
One Software Technologies Ltd.	10,593	162,410
OPC Energy Ltd. (a)	22,870	217,345
Partner Communications Co. Ltd. (a)	37,893	163,529
Paz Oil Co. Ltd. (a)	2,543	306,812
Plus500 Ltd.	24,721	481,414
Prashkovsky Investments & Construction Ltd.	1,900	55,075
Property & Building Corp. Ltd. (a)	520	64,346
Radware Ltd. (a)	11,080	357,108
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,377	154,643
Reit 1 Ltd.	48,700	266,513
Shapir Engineering and Industry Ltd.	37,920	281,893
Shikun & Binui Ltd. (a)	64,195	364,814
Shufersal Ltd.	72,136	579,989
Strauss Group Ltd.	14,195	393,683
Summit Real Estate Holdings Ltd. (a)	10,151	153,843
Tadiran Group Ltd.	776	91,368
Taro Pharmaceutical Industries Ltd. (a)	2,624	186,829
The Phoenix Holdings Ltd.	41,591	398,090
Tower Semiconductor Ltd. (a)	27,597	752,141
Tremor International Ltd. (a)	27,848	304,251
UroGen Pharma Ltd. (a)	5,314	82,367
YH Dimri Construction & Development Ltd.	2,029	130,747

TOTAL ISRAEL		21,992,649

Italy - 2.8%
A2A SpA	421,766	895,823
ACEA SpA	11,749	274,006
Anima Holding SpA (c)	68,909	339,889
Arnoldo Mondadori Editore SpA (a)	36,402	84,809
Ascopiave SpA	22,802	94,942
Autogrill SpA (a)	52,445	368,300
Azimut Holding SpA	28,949	745,881
Banca Generali SpA	15,852	658,343
Banca IFIS SpA	6,499	107,315
Banca Mediolanum S.p.A.	60,342	594,406
Banca Monte dei Paschi di Siena SpA (a)	79,095	109,871
Banca Popolare di Sondrio SCARL	123,269	543,675
Banco BPM SpA	369,614	1,111,044
BFF Bank SpA (c)	41,532	434,045
Biesse SpA (a)	3,693	140,537
BPER Banca	284,272	555,229
Brembo SpA	40,253	562,974
Brunello Cucinelli SpA (a)	9,206	571,148
Buzzi Unicem SpA	26,206	693,237
Carel Industries SpA (c)	9,496	225,856
Cementir SpA	12,721	143,358
Cerved Information Solutions SpA	50,246	590,083
CIR SpA (a)	236,804	143,825
Credito Emiliano SpA	22,071	141,643
Danieli & C. Officine Meccaniche SpA	2,918	86,537
Datalogic SpA	3,985	93,410
De Longhi SpA	18,304	809,899
Dovalue SpA (c)	15,965	183,325
El.En. Group SpA	2,883	165,526
Enav SpA (a)(c)	71,694	331,683
ERG SpA	16,183	506,035
Esprinet SpA	8,047	148,246
Falck Renewables SpA	31,773	218,229
Fila SpA	5,756	72,104
Fincantieri SpA (a)	134,954	115,344
Gruppo MutuiOnline SpA	7,093	418,600
GVS SpA (c)	18,783	287,429
Hera SpA	219,812	935,578
Illimity Bank SpA (a)	15,270	214,832
Immobiliare Grande Distribuzione SpA	14,831	71,429
Interpump Group SpA	19,084	1,191,912
Iren SpA	174,330	531,060
Italgas SpA	130,292	883,149
Italmobiliare SpA	3,347	127,846
Juventus Football Club SpA (a)	140,652	122,467
La Doria SpA	3,387	72,723
Leonardo SpA (a)	109,344	860,751
Maire Tecnimont SpA	40,009	148,077
MARR SpA	9,103	211,433
Mediaset SpA	79,555	243,669
Piaggio & C SpA	42,625	163,827
Pirelli & C. SpA (c)	94,962	574,283
Rai Way SpA (c)	24,991	147,635
Reply SpA	5,552	992,519
Saipem SpA (a)	147,697	339,198
Salcef Group SpA	3,413	60,123
Salvatore Ferragamo Italia SpA (a)	13,509	269,942
Sanlorenzo SpA	3,253	96,858
Saras Raffinerie Sarde SpA (a)	152,662	112,279
Sesa SpA	2,065	367,931
Societa Cattolica Di Assicurazioni SCRL (a)	32,398	266,335
Tamburi Investment Partners SpA	27,273	266,909
Technogym SpA (c)	35,658	460,216
Tinexta SpA	5,695	248,474
Tod's SpA (a)	2,708	170,095
Unipol Gruppo SpA	107,035	570,097
Webuild SpA	73,389	200,059
Zignago Vetro SpA	5,790	117,449

TOTAL ITALY		24,605,761

Japan - 27.1%
77 Bank Ltd.	14,200	150,407
Activia Properties, Inc.	177	802,675
Adastria Co. Ltd.	6,000	102,876
Adeka Corp.	21,100	423,519
Advan Group Co. Ltd.	4,900	39,975
Advance Residence Investment Corp.	355	1,208,628
Aeon (REIT) Investment Corp.	382	555,389
Aeon Delight Co. Ltd.	5,900	193,341
AEON Financial Service Co. Ltd.	29,400	360,448
Aeon Hokkaido Corp.	5,600	52,679
AEON MALL Co. Ltd.	27,600	418,132
Ai Holdings Corp.	9,700	179,933
AI inside, Inc. (a)	400	38,576
Aica Kogyo Co. Ltd.	13,600	477,280
Aichi Corp.	7,300	52,369
Aichi Steel Corp.	2,600	68,659
Aida Engineering Ltd.	12,000	110,259
Aiful Corp.	84,300	263,570
Ain Holdings, Inc.	6,600	401,878
Air Water, Inc.	49,700	740,709
Akatsuki, Inc.	2,200	65,476
Alfresa Holdings Corp.	50,800	769,606
Alpen Co. Ltd.	3,800	106,340
Alpha Systems, Inc.	1,700	62,139
Alps Electric Co. Ltd.	55,700	579,776
Altech Corp.	4,300	79,372
Amada Co. Ltd.	92,200	947,644
Amano Corp.	14,300	350,119
Amuse, Inc.	3,100	63,156
Anest Iwata Corp.	8,600	82,312
AnGes MG, Inc. (a)	34,200	214,169
Anicom Holdings, Inc.	19,500	153,220
Anritsu Corp.	37,400	651,146
Aoki International Co. Ltd.	9,700	57,649
Aozora Bank Ltd.	32,200	724,757
Arata Corp.	3,800	147,559
Arcland Sakamoto Co. Ltd.	7,000	96,158
Arcland Service Holdings Co. Ltd.	4,100	84,463
ARCS Co. Ltd.	11,900	241,026
Argo Graphics, Inc.	4,400	137,769
Ariake Japan Co. Ltd.	4,900	283,178
ARTERIA Networks Corp.	7,000	116,512
Aruhi Corp.	9,200	115,980
As One Corp.	3,900	527,560
Asahi Holdings, Inc.	20,500	404,189
Asics Corp.	41,000	899,941
ASKUL Corp.	10,800	162,337
Atom Corp.	29,800	210,791
Autobacs Seven Co. Ltd.	17,800	260,903
Avex, Inc.	9,100	128,987
Axial Retailing, Inc.	4,400	152,008
Bank of Kyoto Ltd.	15,400	661,173
Bank of Nagoya Ltd.	3,100	69,712
BASE, Inc. (a)	20,400	211,987
BayCurrent Consulting, Inc.	3,600	1,427,465
Belc Co. Ltd.	2,800	136,803
Bell System24 Holdings, Inc.	8,900	136,049
Belluna Co. Ltd.	13,500	114,197
Benefit One, Inc.	21,600	708,810
Benesse Holdings, Inc.	18,100	414,780
Benext-Yumeshin Group Co.	14,800	183,339
Bengo4.Com, Inc. (a)	2,100	158,115
Bic Camera, Inc.	25,100	258,310
BML, Inc.	6,000	206,463
Broadleaf Co. Ltd.	23,800	109,341
Bunka Shutter Co. Ltd.	13,300	142,571
Bushiroad, Inc. (a)	1,600	32,392
Calbee, Inc.	23,200	532,074
Canon Electronics, Inc.	5,100	74,288
Canon Marketing Japan, Inc.	12,200	271,680
Cawachi Ltd.	3,300	66,478
CellSource Co. Ltd. (a)	500	65,220
Central Glass Co. Ltd.	8,600	172,854
Central Security Patrols Co. Ltd.	2,100	57,006
Change, Inc. (a)	8,200	189,182
Chatwork Co. Ltd. (a)	3,600	33,176
Chiyoda Corp. (a)	42,600	151,054
Chofu Seisakusho Co. Ltd.	4,800	87,157
Chubu Shiryo Co. Ltd.	5,100	53,090
Chudenko Corp.	7,600	158,921
Chugoku Electric Power Co., Inc.	78,300	708,022
Chugoku Marine Paints Ltd.	10,200	84,144
Ci Takiron Corp.	10,300	56,145
Citizen Watch Co. Ltd.	71,800	280,870
CKD Corp.	13,600	270,004
Coca-Cola West Co. Ltd.	33,600	546,396
cocokara fine HOLDINGS, Inc.	5,100	378,880
COLOPL, Inc.	15,900	115,368
Colowide Co. Ltd.	16,200	292,679
Comforia Residential REIT, Inc.	169	539,943
Computer Engineering & Consulting Ltd.	6,400	93,050
COMSYS Holdings Corp.	30,400	844,894
Comture Corp.	6,200	133,093
CONEXIO Corp.	4,100	59,685
Cosmo Energy Holdings Co. Ltd.	14,600	337,768
CRE Logistics REIT, Inc.	127	240,560
Create Restaurants Holdings, Inc. (a)	23,200	195,616
Create SD Holdings Co. Ltd.	7,200	240,864
Credit Saison Co. Ltd.	40,100	478,318
Curves Holdings Co. Ltd.	13,900	103,137
CYBERDYNE, Inc. (a)	29,300	117,515
Cybozu, Inc.	6,400	139,545
Dai-Dan Co. Ltd.	3,400	81,571
Daibiru Corp.	12,500	158,949
Daicel Chemical Industries Ltd.	69,900	578,544
Daido Steel Co. Ltd.	7,100	332,656
Daihen Corp.	5,100	227,328
Daiho Corp.	2,800	108,345
Daiichi Jitsugyo Co. Ltd.	1,900	80,534
Daiichikosho Co. Ltd.	9,900	345,176
Daiken Corp.	2,600	52,472
Daikokutenbussan Co. Ltd.	1,400	80,525
DaikyoNishikawa Corp.	10,400	66,644
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,100	65,077
Daio Paper Corp.	23,100	395,862
Daiseki Co. Ltd.	9,900	456,625
Daishi Hokuetsu Financial Group, Inc.	10,000	220,409
Daito Pharmaceutical Co. Ltd.	3,200	96,696
Daiwa Industries Ltd.	7,600	78,906
Daiwa Office Investment Corp.	86	619,297
Daiwa Securities Living Invest	492	539,964
Daiwabo Holdings Co. Ltd.	23,500	472,121
DCM Holdings Co. Ltd.	33,400	328,200
Demae-Can Co. Ltd. (a)	8,100	95,837
DeNA Co. Ltd.	23,100	434,971
Denka Co. Ltd.	21,600	747,534
Denyo Co. Ltd.	4,000	72,558
Descente Ltd. (a)	8,200	221,995
Dexerials Corp.	14,600	334,707
Dic Corp.	20,400	551,290
Digital Arts, Inc.	3,000	205,369
Digital Garage, Inc.	9,100	375,762
Digital Holdings, Inc.	4,100	79,305
Dip Corp.	9,600	279,586
Direct Marketing MiX, Inc.	2,400	81,929
Dmg Mori Co. Ltd.	30,700	475,171
Doshisha Co. Ltd.	5,200	81,575
Doutor Nichires Holdings Co., Ltd.	8,000	121,489
Dowa Holdings Co. Ltd.	13,300	516,820
DTS Corp.	10,400	249,702
Duskin Co. Ltd.	10,200	234,766
Dydo Group Holdings, Inc.	2,500	121,006
Eagle Industry Co. Ltd.	6,800	80,084
Earth Corp.	4,200	247,701
Ebara Corp.	25,700	1,271,251
eBase Co. Ltd.	6,800	50,145
EDION Corp.	20,800	214,247
Edulab, Inc.	1,000	41,566
eGuarantee, Inc.	9,300	198,284
Eiken Chemical Co. Ltd.	8,100	168,121
Eizo Corp.	3,900	163,707
Elan Corp.	8,900	96,297
Elecom Co. Ltd.	12,200	214,074
Electric Power Development Co. Ltd.	39,100	573,821
Elematec Corp.	4,700	48,797
EM Systems Co. Ltd.	9,400	70,004
en-japan, Inc.	8,000	277,836
Enigmo, Inc.	6,500	84,609
Enplas Corp.	1,800	54,309
eRex Co. Ltd.	7,000	196,527
ES-Con Japan Ltd.	9,100	63,291
ESPEC Corp.	4,700	98,194
euglena Co. Ltd. (a)	28,100	243,847
Exedy Corp.	7,700	116,021
Ezaki Glico Co. Ltd.	12,800	477,207
Fancl Corp.	21,200	670,562
FCC Co. Ltd.	9,100	129,816
Ferrotec Holdings Corp.	9,500	250,002
Financial Products Group Co. Ltd.	16,900	112,918
Food & Life Companies Ltd.	29,800	1,208,787
FP Corp.	12,500	479,696
Freee KK (a)	8,000	685,475
Frontier Real Estate Investment Corp.	124	574,194
Fuji Co. Ltd.	4,600	81,513
Fuji Corp.	18,600	434,545
Fuji Kyuko Co. Ltd.	5,900	272,130
Fuji Media Holdings, Inc.	12,200	131,892
Fuji Oil Holdings, Inc.	12,800	289,124
Fuji Seal International, Inc.	11,300	228,256
Fuji Soft ABC, Inc.	6,300	316,996
Fujibo Holdings, Inc.	2,500	90,698
Fujicco Co. Ltd.	4,900	85,802
Fujikura Ltd. (a)	63,000	322,476
Fujimi, Inc.	4,600	215,523
Fujimori Kogyo Co. Ltd.	3,800	142,710
Fujio Food Group, Inc.	4,600	56,313
Fujitec Co. Ltd.	17,300	381,939
Fujitsu General Ltd.	16,300	418,699
Fujiya Co. Ltd.	2,800	57,707
Fukuda Corp.	1,300	58,657
Fukui Computer Holdings, Inc.	2,300	84,385
Fukuoka (REIT) Investment Fund	170	285,593
Fukuoka Financial Group, Inc.	46,700	787,134
Fukushima Industries Corp.	3,200	131,407
Fukuyama Transporting Co. Ltd.	7,500	279,955
Fullcast Holdings Co. Ltd.	4,900	100,318
Funai Soken Holdings, Inc.	9,900	226,327
Furukawa Co. Ltd.	8,000	93,122
Furukawa Electric Co. Ltd.	18,100	466,078
Fuso Chemical Co. Ltd.	4,700	168,584
Futaba Industrial Co. Ltd.	14,600	75,459
Future Corp.	5,600	93,618
Fuyo General Lease Co. Ltd.	4,500	292,876
G-7 Holdings, Inc.	3,300	109,794
G-Tekt Corp.	5,900	83,252
GA Technologies Co. Ltd. (a)	4,100	71,382
Gakken Holdings Co. Ltd.	5,000	58,566
Genky DrugStores Co. Ltd.	1,900	69,969
Geo Holdings Corp.	7,200	80,069
giftee, Inc. (a)	3,200	98,592
Giken Ltd.	4,600	187,849
Global One Real Estate Investment Corp.	257	296,579
Glory Ltd.	12,700	271,353
GMO Financial Gate, Inc.	400	75,475
GMO Financial Holdings, Inc.	9,200	69,353
GMO GlobalSign Holdings KK	1,300	49,948
GMO Internet, Inc.	18,200	477,956
GNI Group Ltd. (a)	11,300	163,364
Goldcrest Co. Ltd.	4,500	66,369
GOLDWIN, Inc.	6,500	404,676
Grace Technology, Inc.	6,700	84,158
GREE, Inc.	29,500	162,148
GS Yuasa Corp.	17,900	459,868
GungHo Online Entertainment, Inc.	12,800	236,153
Gunma Bank Ltd.	93,800	299,257
Gunze Ltd.	3,800	163,839
H.I.S. Co. Ltd. (a)	10,200	219,332
H.U. Group Holdings, Inc.	14,100	365,272
H2O Retailing Corp.	24,100	181,016
Halows Co. Ltd.	2,600	67,071
Hamakyorex Co. Ltd.	4,000	115,036
Hankyu REIT, Inc.	168	248,390
Hanwa Co. Ltd.	9,200	270,033
Haseko Corp.	69,200	936,434
Hazama Ando Corp.	48,100	363,912
HEALIOS KK (a)	5,600	83,971
Heiwa Corp.	14,700	256,200
Heiwa Real Estate (REIT), Inc.	231	367,435
Heiwa Real Estate Co. Ltd.	8,300	297,712
Heiwado Co. Ltd.	7,800	147,888
Hennge K.K. (a)	1,700	50,285
Hibiya Engineering Ltd.	4,400	75,041
Hiday Hidaka Corp.	6,600	105,523
Hioki EE Corp.	2,400	166,264
Hirata Corp.	2,300	128,727
Hirogin Holdings, Inc.	77,100	413,946
Hitachi Transport System Ltd.	9,100	362,905
Hitachi Zosen Corp.	44,200	319,346
Hogy Medical Co. Ltd.	6,000	188,141
Hokkaido Electric Power Co., Inc.	46,500	208,965
Hokuetsu Kishu Paper Co. Ltd.	33,700	186,770
Hokuhoku Financial Group, Inc.	32,200	232,170
Hokuriku Electric Power Co., Inc.	44,900	234,108
Hokuto Corp.	5,200	91,103
Horiba Ltd.	9,200	628,121
Hoshino Resorts REIT, Inc.	55	348,936
Hosiden Corp.	13,700	125,005
Hosokawa Micron Corp.	1,700	96,231
House Foods Group, Inc.	16,400	509,020
Hulic (REIT), Inc.	316	558,232
Hyakujushi Bank Ltd.	6,100	83,962
Ichibanya Co. Ltd.	3,800	168,169
Ichigo Real Estate Investment Corp.	325	293,879
Ichigo, Inc.	68,800	205,701
Ichikoh Industries Ltd.	7,900	52,784
Idec Corp.	7,500	149,036
IDOM, Inc.	15,600	142,057
IHI Corp. (a)	35,500	821,116
Iino Kaiun Kaisha Ltd.	19,700	81,167
Inaba Denki Sangyo Co. Ltd.	13,000	315,801
Inabata & Co. Ltd.	12,300	190,602
Inageya Co. Ltd.	5,600	73,506
Industrial & Infrastructure Fund Investment Corp.	502	969,635
Infocom Corp.	6,400	151,563
Infomart Corp.	52,700	432,822
Information Services Inter-Dentsu Ltd.	6,100	240,208
Insource Co. Ltd.	5,700	102,980
Internet Initiative Japan, Inc.	13,900	440,294
Invesco Office J-REIT, Inc.	839	173,987
Invincible Investment Corp.	1,656	649,841
IR Japan Holdings Ltd.	2,400	296,431
Iriso Electronics Co. Ltd.	5,300	251,702
Isetan Mitsukoshi Holdings Ltd.	91,200	617,559
ITOCHU Advance Logistics Investment Corp.	154	224,743
Itochu Enex Co. Ltd.	14,000	128,125
Itochushokuhin Co. Ltd.	1,400	65,849
Itoham Yonekyu Holdings, Inc.	40,700	269,713
Iwatani Corp.	12,700	725,847
Iyo Bank Ltd.	60,800	299,275
Izumi Co. Ltd.	8,600	292,794
J-Oil Mills, Inc.	4,900	82,586
J-Stream, Inc.	1,400	38,221
J. Front Retailing Co. Ltd.	65,900	555,313
JAC Recruitment Co. Ltd.	4,000	63,735
JACCS Co. Ltd.	5,600	129,708
JAFCO Co. Ltd.	8,400	477,025
Japan Airport Terminal Co. Ltd. (a)	16,300	699,813
Japan Aviation Electronics Industry Ltd.	12,600	199,386
Japan Display, Inc. (a)	159,400	50,855
Japan Elevator Service Holdings Co. Ltd.	15,600	357,774
Japan Excellent, Inc.	329	457,640
Japan Hotel REIT Investment Corp.	1,208	734,457
Japan Investment Adviser Co. Ltd.	3,800	50,988
Japan Lifeline Co. Ltd.	15,900	199,140
Japan Logistics Fund, Inc.	220	666,788
Japan Material Co. Ltd.	17,500	208,331
Japan Medical Dynamic Marketing, Inc.	3,900	85,889
Japan Petroleum Exploration Co. Ltd.	9,100	150,720
Japan Prime Realty Investment Corp.	220	858,302
Japan Pulp & Paper Co. Ltd.	2,700	90,447
Japan Securities Finance Co. Ltd.	25,100	186,926
Japan Steel Works Ltd.	16,100	396,057
Japan Wool Textile Co. Ltd.	12,100	108,310
JCR Pharmaceuticals Co. Ltd.	17,600	494,927
Jcu Corp.	5,200	189,836
JDC Corp.	10,600	55,751
JEOL Ltd.	10,000	646,279
JGC Corp.	59,000	531,158
JIG-SAW, Inc. (a)	1,300	101,317
JIN Co. Ltd.	3,500	228,112
Jm Holdings Co. Ltd.	3,300	62,839
JMDC, Inc. (a)	6,700	342,008
Joshin Denki Co. Ltd.	4,700	116,102
Joyful Honda Co. Ltd.	15,100	189,808
JSP Corp.	3,400	49,959
JTEKT Corp.	55,800	530,161
JTOWER, Inc. (a)	2,200	145,590
Juroku Bank Ltd.	7,600	134,050
Justsystems Corp.	8,700	503,578
K's Holdings Corp.	47,300	556,623
Kadokawa Corp.	12,500	485,962
KAGA ELECTRONICS Co. Ltd.	4,200	108,996
Kagome Co. Ltd.	20,200	517,406
Kaken Pharmaceutical Co. Ltd.	7,900	348,175
Kamakura Shinsho Ltd.	6,700	60,340
Kameda Seika Co. Ltd.	3,700	152,445
Kamei Corp.	5,600	58,090
Kamigumi Co. Ltd.	28,300	593,834
Kanamoto Co. Ltd.	8,200	190,602
Kandenko Co. Ltd.	27,800	232,121
Kaneka Corp.	12,900	508,568
Kanematsu Corp.	20,400	280,789
Kanematsu Electric Ltd.	3,200	104,863
Kanto Denka Kogyo Co. Ltd.	10,900	104,325
Kappa Create Co. Ltd. (a)	6,600	84,948
Katakura Industries Co. Ltd.	5,800	80,837
Katitas Co. Ltd.	13,800	409,453
Kato Sangyo	6,300	190,944
Kawasaki Heavy Industries Ltd. (a)	38,400	805,983
Kawasaki Kisen Kaisha Ltd. (a)	12,700	434,631
KeePer Technical Laboratory Co. Ltd.	3,800	100,763
Keihan Electric Railway Co., Ltd.	26,000	710,998
Keihanshin Bldg Co. Ltd.	7,900	101,464
Keikyu Corp.	59,600	704,085
Keiyo Co. Ltd.	9,300	70,785
Kenedix Office Investment Corp.	115	845,951
Kenedix Residential Investment Corp.	253	547,258
Kenedix Retail REIT Corp.	146	404,576
Kewpie Corp.	28,400	636,835
Key Coffee, Inc.	4,400	84,908
Kfc Holdings Japan Ltd.	3,800	98,650
KH Neochem Co. Ltd.	9,100	214,259
Kinden Corp.	33,300	536,965
Kintetsu Department Store Co. Ltd. (a)	2,200	61,565
Kintetsu World Express, Inc.	9,900	240,134
Kisoji Co. Ltd.	6,000	128,745
Kissei Pharmaceutical Co. Ltd.	6,900	141,201
Kitanotatsujin Corp.	18,800	92,539
Kitz Corp.	15,800	113,778
Koa Corp.	8,300	126,953
Kobe Steel Ltd.	83,800	559,158
Kohnan Shoji Co. Ltd.	6,600	267,417
Kojima Co. Ltd.	8,700	54,482
Kokuyo Co. Ltd.	22,600	364,632
KOMEDA Holdings Co. Ltd.	12,400	231,825
KOMERI Co. Ltd.	7,900	190,902
Komori Corp.	11,500	86,692
Konica Minolta, Inc.	122,400	629,437
Konishi Co. Ltd.	7,500	110,752
Konoike Transport Co. Ltd.	6,900	79,312
Koshidaka Holdings Co. Ltd.	11,200	56,559
Kotobuki Spirits Co. Ltd.	5,000	298,528
Kumagai Gumi Co. Ltd.	9,500	243,161
Kumiai Chemical Industry Co. Ltd.	21,100	161,368
Kura Sushi, Inc.	5,700	211,467
Kuraray Co. Ltd.	81,600	757,704
Kureha Chemical Industry Co. Ltd.	4,200	274,117
Kusuri No Aoki Holdings Co. Ltd.	4,200	280,625
Kyb Corp.	5,000	163,393
Kyoei Steel Ltd.	5,300	68,361
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,100	115,255
Kyorin Holdings, Inc.	10,300	166,276
Kyoritsu Maintenance Co. Ltd.	7,900	260,321
Kyowa Exeo Corp.	27,000	667,709
Kyudenko Corp.	11,500	407,251
Kyushu Electric Power Co., Inc.	108,700	822,396
Kyushu Financial Group, Inc.	92,700	329,547
Kyushu Railway Co.	36,000	808,897
LaSalle Logiport REIT	441	807,994
LEC, Inc.	5,700	57,569
Leopalace21 Corp. (a)	47,800	64,921
LIFE Corp.	4,300	149,533
Lifenet Insurance Co. (a)	9,700	99,913
LIFULL Co. Ltd.	20,100	60,829
Link & Motivation, Inc.	9,000	72,030
Lintec Corp.	11,400	247,526
LITALICO, Inc.	2,600	124,425
M&A Capital Partners Co. Ltd. (a)	3,900	187,703
Mabuchi Motor Co. Ltd.	13,000	485,848
Macnica Fuji Electronics Holdings, Inc.	12,600	321,705
Maeda Corp.	36,200	302,588
Maeda Kosen Co. Ltd.	4,700	156,802
Maeda Road Construction Co. Ltd.	9,700	184,353
Makino Milling Machine Co. Ltd.	6,400	239,187
Makuake, Inc. (a)	1,300	53,680
Mandom Corp.	9,600	161,889
Mani, Inc.	20,300	430,962
Marudai Food Co. Ltd.	4,600	72,540
Maruha Nichiro Corp.	10,400	230,582
Marui Group Co. Ltd.	51,400	900,380
Maruichi Steel Tube Ltd.	15,400	369,892
Marusan Securities Co. Ltd.	14,600	78,786
Maruwa Ceramic Co. Ltd.	2,300	224,119
Maruwa Unyu Kikan Co. Ltd.	10,200	142,347
Maruzen Showa Unyu Co. Ltd.	3,300	103,778
Marvelous, Inc.	8,100	54,342
Matsuda Sangyo Co. Ltd.	3,200	63,093
Matsui Securities Co. Ltd.	31,500	226,367
Matsumotokiyoshi Holdings Co. Ltd.	22,100	977,029
Matsuya Co. Ltd. (a)	7,300	59,688
Matsuyafoods Holdings Co. Ltd.	2,300	76,419
Max Co. Ltd.	6,200	106,418
Maxell Holdings Ltd. (a)	12,200	142,123
Maxvalu Tokai Co. Ltd.	2,600	59,487
MCJ Co. Ltd.	18,100	203,925
Mebuki Financial Group, Inc.	268,000	571,642
Media Do Co. Ltd.	2,300	94,449
Medical Data Vision Co. Ltd.	6,900	125,855
Medley, Inc. (a)	5,400	198,368
MedPeer, Inc. (a)	3,500	127,934
Megachips Corp.	4,300	126,603
Megmilk Snow Brand Co. Ltd.	12,700	238,129
Meidensha Corp.	9,400	202,815
Meiko Electronics Co. Ltd.	5,500	151,406
Meisei Industrial Co. Ltd.	8,800	59,520
Meitec Corp.	6,700	376,209
Melco Holdings, Inc.	1,500	80,261
Menicon Co. Ltd.	7,700	560,804
Metawater Co. Ltd.	6,100	111,319
Micronics Japan Co. Ltd.	7,500	95,028
Mie Kotsu Group Holdings, Inc.	13,200	57,635
Milbon Co. Ltd.	6,600	362,171
Mimasu Semiconductor Industries Co. Ltd.	4,400	98,264
Mirai Corp.	455	233,918
Mirait Holdings Corp.	24,900	488,217
Miroku Jyoho Service Co., Ltd.	4,900	70,169
Mitani Sekisan Co. Ltd.	2,700	109,398
Mitsubishi Estate Logistics REIT Investment Corp.	100	460,325
Mitsubishi Logisnext Co. Ltd.	7,000	63,169
Mitsubishi Logistics Corp.	14,300	424,831
Mitsubishi Materials Corp.	30,300	632,172
Mitsubishi Motors Corp. of Japan (a)	179,800	505,189
Mitsubishi Pencil Co. Ltd.	9,300	119,275
Mitsubishi Research Institute, Inc.	2,100	76,282
Mitsubishi Shokuhin Co. Ltd.	4,700	121,072
Mitsuboshi Belting Ltd.	6,000	99,594
Mitsui Fudosan Logistics Park, Inc.	139	777,959
Mitsui High-Tec, Inc.	5,300	308,227
Mitsui Mining & Smelting Co. Ltd.	15,600	444,206
Mitsui OSK Lines Ltd.	29,300	1,520,309
Mitsui Sugar Co. Ltd.	4,200	71,362
Mitsui-Soko Co. Ltd.	5,100	118,127
Mitsuuroko Group Holdings Co. Ltd.	7,900	90,302
mixi, Inc.	11,500	288,588
Mizuho Leasing Co. Ltd.	7,200	238,239
Mizuno Corp.	4,500	102,671
Mochida Pharmaceutical Co. Ltd.	6,400	209,143
Modalis Therapeutics Corp.	3,100	41,736
Modec, Inc.	5,200	86,647
Monex Group, Inc.	41,600	259,372
Money Forward, Inc. (a)	9,600	590,675
Mori Hills REIT Investment Corp.	416	610,889
Mori Trust Hotel (REIT), Inc.	88	109,494
MORI TRUST Sogo (REIT), Inc.	267	384,540
Morinaga & Co. Ltd.	10,100	319,466
Morinaga Milk Industry Co. Ltd.	10,000	559,683
Morita Holdings Corp.	8,300	116,437
MOS Food Services, Inc.	6,500	185,452
MTI Ltd.	5,800	38,542
Musashi Seimitsu Industry Co. Ltd.	12,300	253,837
Nachi-Fujikoshi Corp.	4,000	161,706
Nafco Co. Ltd.	3,600	61,496
Nagaileben Co. Ltd.	5,600	131,546
Nagase & Co. Ltd.	27,100	412,287
Nagatanien Holdings Co. Ltd.	3,100	59,906
Nagoya Railroad Co. Ltd. (a)	50,500	846,538
Nakanishi, Inc.	19,200	397,634
Nankai Electric Railway Co. Ltd.	27,600	582,668
NEC System Integration & Constuction Ltd.	17,900	316,050
Net One Systems Co. Ltd.	23,300	796,454
Nextage Co. Ltd.	11,700	239,428
NGK Spark Plug Co. Ltd.	41,500	607,151
NHK Spring Co. Ltd.	53,000	406,782
Nichi-iko Pharmaceutical Co. Ltd.	13,300	102,564
Nichias Corp.	15,700	396,561
Nichicon Corp.	12,500	132,287
Nichiden Corp.	3,800	76,828
Nichiha Corp.	6,700	174,913
Nichirei Corp.	30,200	826,257
Nichireki Co. Ltd.	6,100	74,843
Nifco, Inc.	21,800	719,347
Nihon Chouzai Co. Ltd.	3,200	49,908
Nihon Kohden Corp.	21,600	657,618
Nihon Nohyaku Co. Ltd.	10,000	46,579
Nihon Parkerizing Co. Ltd.	21,900	223,981
Nihon Unisys Ltd.	19,300	578,798
Nikkiso Co. Ltd.	12,700	130,930
Nikkon Holdings Co. Ltd.	15,800	345,798
Nikon Corp.	81,900	762,436
Nippn Corp.	13,000	186,400
Nippo Corp.	14,600	403,245
Nippon Accommodations Fund, Inc.	122	746,201
Nippon Carbon Co. Ltd.	2,800	104,644
Nippon Ceramic Co. Ltd.	5,100	134,491
Nippon Densetsu Kogyo Co. Ltd.	9,000	156,693
Nippon Electric Glass Co. Ltd.	21,600	490,468
Nippon Gas Co. Ltd.	29,400	463,357
Nippon Kanzai Co. Ltd.	5,100	120,544
Nippon Kayaku Co. Ltd.	36,300	374,565
Nippon Koei Co. Ltd.	3,400	92,574
Nippon Light Metal Holding Co. Ltd.	14,900	262,289
Nippon Paper Industries Co. Ltd.	26,400	308,598
Nippon Parking Development Co. Ltd.	51,500	72,763
Nippon REIT Investment Corp.	120	496,605
Nippon Seiki Co. Ltd.	12,100	139,855
Nippon Sheet Glass Co. Ltd. (a)	24,200	133,269
Nippon Shokubai Co. Ltd.	7,200	344,560
Nippon Signal Co. Ltd.	10,900	90,813
Nippon Soda Co. Ltd.	5,400	172,526
Nippon Steel & Sumikin Bussan Corp.	3,900	166,373
Nippon Suisan Kaisha Co. Ltd.	76,400	396,355
Nippon Television Network Corp.	14,600	161,963
Nipro Corp.	37,100	458,910
Nishi-Nippon Financial Holdings, Inc.	32,300	181,366
Nishi-Nippon Railroad Co. Ltd.	16,100	383,917
Nishimatsu Construction Co. Ltd.	12,000	388,314
Nishimatsuya Chain Co. Ltd.	10,300	125,435
Nishio Rent All Co. Ltd.	4,900	133,415
Nissan Shatai Co. Ltd.	16,700	109,299
Nissei ASB Machine Co. Ltd.	2,100	92,361
Nissha Co. Ltd.	10,200	142,626
Nisshin Oillio Group Ltd.	6,700	184,135
Nisshinbo Holdings, Inc.	38,200	321,397
Nissin Electric Co. Ltd.	12,700	147,369
Nitta Corp.	5,200	124,709
Nittetsu Mining Co. Ltd.	1,300	71,100
Nitto Boseki Co. Ltd.	6,400	195,142
Nitto Kogyo Corp.	7,000	114,917
Nitto Kohki Co. Ltd.	3,300	55,739
Nittoku Co. Ltd.	3,600	125,518
Noevir Holdings Co. Ltd.	4,100	204,056
NOF Corp.	18,400	930,860
Nohmi Bosai Ltd.	5,700	108,539
Nojima Co. Ltd.	8,300	214,791
NOK Corp.	23,100	303,213
NOMURA Co. Ltd.	20,700	160,385
Noritake Co. Ltd.	2,300	88,264
Noritsu Koki Co. Ltd.	4,800	99,496
Noritz Corp.	6,800	115,043
North Pacific Bank Ltd.	68,900	146,963
NS Solutions Corp.	8,800	278,748
Ns United Kaiun Kaisha Ltd.	2,500	62,577
NSD Co. Ltd.	18,400	314,312
NTN Corp. (a)	107,500	275,858
Ntt Ud (REIT) Investment Corp.	338	490,186
Obara Group, Inc.	2,800	99,667
OBIC Business Consultants Ltd.	5,400	276,141
Ogaki Kyoritsu Bank Ltd.	8,800	147,917
Ohsho Food Service Corp.	3,400	181,614
Oiles Corp.	5,500	80,917
Oisix Ra Daichi, Inc. (a)	6,800	241,119
Okamoto Industries, Inc.	2,800	105,410
Okamura Corp.	15,000	211,385
Okasan Securities Group, Inc.	39,000	141,489
Oki Electric Industry Co. Ltd.	22,600	211,157
Okinawa Cellular Telephone Co.	3,300	156,720
Okuma Corp.	6,300	315,613
Okumura Corp.	8,600	232,511
Okuwa Co. Ltd.	6,700	66,508
One (REIT), Inc.	57	177,695
Onward Holdings Co. Ltd.	24,900	68,092
Open Door, Inc. (a)	3,000	53,872
Open House Co. Ltd.	20,400	1,026,462
Optex Group Co. Ltd.	8,600	131,699
Optim Corp. (a)	4,500	82,284
Optorun Co. Ltd.	7,000	140,504
Organo Corp.	1,700	97,161
Orient Corp.	141,300	176,456
Oro Co. Ltd.	1,800	63,005
Osaka Organic Chemical Industry Ltd.	3,900	132,779
Osaka Soda Co. Ltd.	3,200	70,356
Osaka Steel Co. Ltd.	3,600	38,853
OSG Corp.	22,600	418,812
Outsourcing, Inc.	30,600	580,453
Pacific Industrial Co. Ltd.	10,800	130,441
Pal Group Holdings Co. Ltd.	5,500	87,284
PALTAC Corp.	7,800	360,476
Paramount Bed Holdings Co. Ltd.	9,800	174,373
Park24 Co. Ltd. (a)	29,300	548,849
Pasona Group, Inc.	5,600	113,118
Penta-Ocean Construction Co. Ltd.	73,700	496,461
Pharma Foods International Co. Ltd.	5,800	153,162
Pilot Corp.	7,300	249,533
Piolax, Inc.	7,000	96,860
PKSHA Technology, Inc. (a)	4,000	72,777
Plaid, Inc.	4,000	89,513
Plenus Co. Ltd.	5,900	113,369
PR TIMES, Inc. (a)	1,300	37,446
Premier Anti-Aging Co. Ltd.	800	110,916
Pressance Corp.	5,500	79,914
Prestige International, Inc.	25,500	162,477
Prima Meat Packers Ltd.	6,700	180,837
Proto Corp.	6,200	78,274
Qol Holdings Co. Ltd.	6,200	85,451
Raito Kogyo Co. Ltd.	11,800	210,390
Raiznext Corp.	7,300	75,858
Raksul, Inc. (a)	6,100	286,359
Rakus Co. Ltd.	19,600	550,276
Relia, Inc.	9,800	119,614
Relo Group, Inc.	31,000	680,160
Rengo Co. Ltd.	47,900	406,498
RENOVA, Inc. (a)	9,500	426,918
Resorttrust, Inc.	22,200	364,047
Restar Holdings Corp.	4,500	79,577
Retail Partners Co. Ltd.	5,600	61,306
Ricoh Leasing Co. Ltd.	3,700	116,189
Riken Kieki Co. Ltd.	3,500	82,120
Riken Vitamin Co. Ltd.	5,500	79,764
Ringer Hut Co. Ltd. (a)	5,700	117,684
Riso Kagaku Corp.	5,700	93,887
Riso Kyoiku Co. Ltd.	30,000	98,719
Rock Field Co. Ltd.	4,900	65,033
Rohto Pharmaceutical Co. Ltd.	25,600	671,824
Roland Corp.	3,300	156,419
Rorze Corp.	2,800	214,138
Round One Corp.	15,800	153,960
Royal Holdings Co. Ltd. (a)	7,300	130,489
RPA Holdings, Inc. (a)	5,700	33,253
RS Technologies Co. Ltd.	1,900	100,971
Ryobi Ltd.	6,100	79,791
Ryosan Co. Ltd.	5,000	105,054
Ryoyo Electro Corp.	3,600	79,118
S Foods, Inc.	4,700	146,092
S-Pool, Inc.	16,800	144,409
S.T. Corp.	3,400	53,679
Saibu Gas Co. Ltd.	5,500	121,626
Saizeriya Co. Ltd.	7,900	194,142
Sakai Moving Service Co. Ltd.	2,800	134,506
Sakata INX Corp.	10,700	104,362
Sakata Seed Corp.	7,800	254,537
SAMTY Co. Ltd.	8,300	166,976
Samty Residential Investment Corp.	75	86,960
San-A Co. Ltd.	4,600	170,867
San-Ai Oil Co. Ltd.	15,000	185,680
SanBio Co. Ltd. (a)	7,600	81,331
Sangetsu Corp.	12,100	175,039
Sanken Electric Co. Ltd. (a)	6,000	282,758
Sanki Engineering Co. Ltd.	10,400	141,631
Sankyo Co. Ltd. (Gunma)	12,100	301,438
Sankyu, Inc.	15,000	669,979
Sanrio Co. Ltd. (a)	13,200	224,041
Sansan, Inc. (a)	4,200	343,029
Sanshin Electronic Co. Ltd.	2,300	44,509
Sanwa Holdings Corp.	50,100	604,643
Sanyo Chemical Industries Ltd.	3,100	167,002
Sanyo Denki Co. Ltd.	2,200	141,179
Sanyo Special Steel Co. Ltd. (a)	5,000	83,223
Sapporo Holdings Ltd.	17,200	365,755
Sato Holding Corp.	7,000	177,959
Sawai Group Holdings Co. Ltd.	10,800	460,726
SB Technology Corp.	2,500	68,342
SBS Co. Ltd.	4,700	143,950
Screen Holdings Co. Ltd.	10,300	933,037
Sega Sammy Holdings, Inc.	47,000	590,793
Seibu Holdings, Inc. (a)	61,100	685,603
Seikagaku Corp.	10,300	100,554
Seiko Holdings Corp.	6,600	137,168
Seino Holdings Co. Ltd.	33,400	422,885
Seiren Co. Ltd.	11,300	228,462
Sekisui House (REIT), Inc.	1,096	965,075
Sekisui Jushi Corp.	7,000	138,717
SENKO Co. Ltd.	29,300	295,390
Senshu Ikeda Holdings, Inc.	55,500	79,933
Septeni Holdings Co. Ltd.	18,700	70,399
Seria Co. Ltd.	12,300	442,309
Seven Bank Ltd.	161,500	351,839
Shibaura Machine Co. Ltd.	5,200	122,955
Shibuya Corp.	3,700	103,035
SHIFT, Inc. (a)	3,100	567,413
Shiga Bank Ltd.	9,800	165,708
Shikoku Chemicals Corp.	9,200	108,433
Shikoku Electric Power Co., Inc.	42,800	281,679
Shima Seiki Manufacturing Ltd.	6,700	110,786
Shimamura Co. Ltd.	6,000	578,096
Shin Nippon Air Technologies Co. Ltd.	2,600	53,064
Shin-Etsu Polymer Co. Ltd.	11,200	104,134
Shinko Electric Industries Co. Ltd.	18,100	610,455
Shinmaywa Industries Ltd.	14,300	124,614
Shinnihon Corp.	6,900	53,902
Shinnihonseiyaku Co. Ltd.	2,400	44,301
Shinsei Bank Ltd.	35,200	465,567
Ship Healthcare Holdings, Inc.	20,400	512,487
Shizuoka Gas Co. Ltd.	12,400	129,307
SHO-BOND Holdings Co. Ltd.	10,600	445,914
Shochiku Co. Ltd. (a)	2,400	260,116
Shoei Co. Ltd.	6,200	257,709
Shoei Foods Corp.	2,700	96,231
Showa Denko K.K.	34,400	987,066
Showa Sangyo Co. Ltd.	4,500	122,770
Siix Corp.	7,500	96,190
Sinfonia Technology Co. Ltd.	5,300	61,017
Sinko Industries Ltd.	4,800	91,927
SKY Perfect JSAT Holdings, Inc.	35,000	132,414
Skylark Co. Ltd. (a)	60,700	816,674
SMS Co., Ltd.	18,700	522,451
Snow Peak, Inc.	3,600	133,394
Sodick Co. Ltd.	10,900	101,146
Software Service, Inc.	600	53,926
Sojitz Corp.	321,800	984,479
Solasto Corp.	14,200	172,541
Sosei Group Corp. (a)	19,300	290,278
SOSiLA Logistics REIT, Inc.	156	244,583
Sotetsu Holdings, Inc.	19,900	391,452
Sourcenext Corp.	22,400	62,072
Sparx Group Co. Ltd.	23,800	53,586
SRE Holdings Corp. (a)	1,600	95,237
Star Asia Investment Corp.	383	210,867
Star Micronics Co. Ltd.	9,000	134,707
Starts Corp., Inc.	7,800	203,345
Starts Proceed Investment Corp.	58	131,803
Starzen Co. Ltd.	3,600	71,275
Strike Co. Ltd.	2,100	70,156
Sugi Holdings Co. Ltd.	9,400	691,473
Sumitomo Bakelite Co. Ltd.	9,400	406,572
Sumitomo Densetsu Co. Ltd.	4,200	82,312
Sumitomo Forestry Co. Ltd.	34,600	652,229
Sumitomo Heavy Industries Ltd.	29,900	828,163
Sumitomo Mitsui Construction Co. Ltd.	38,700	170,032
Sumitomo Osaka Cement Co. Ltd.	9,400	268,806
Sumitomo Riko Co. Ltd.	9,800	71,822
Sumitomo Rubber Industries Ltd.	46,200	617,797
Sumitomo Seika Chemicals Co. Ltd.	2,200	74,199
Sun Corp.	3,500	98,423
Sun Frontier Fudousan Co. Ltd.	7,300	68,538
Sundrug Co. Ltd.	19,400	627,774
Suzuken Co. Ltd.	18,200	522,583
SystemPro Co. Ltd.	18,400	339,470
T Hasegawa Co. Ltd.	8,800	203,827
T-Gaia Corp.	5,100	91,628
Tachi-S Co. Ltd.	7,500	99,471
Tadano Ltd.	26,000	265,202
Taihei Dengyo Kaisha Ltd.	3,000	72,412
Taiheiyo Cement Corp.	30,900	719,929
Taikisha Ltd.	6,600	207,256
Taiko Pharmaceutical Co. Ltd.	7,000	62,531
Taiyo Holdings Co. Ltd.	4,700	215,925
Taiyo Yuden Co. Ltd.	31,600	1,621,740
Takamatsu Construction Group C	4,000	73,579
Takara Bio, Inc.	12,900	321,368
Takara Holdings, Inc.	37,900	441,013
Takara Leben Co. Ltd.	23,600	73,572
Takara Leben Real Estate Investment Corp.	119	141,665
Takara Standard Co. Ltd.	8,000	115,874
Takasago International Corp.	3,100	76,748
Takasago Thermal Engineering Co. Ltd.	12,100	221,033
Takashimaya Co. Ltd.	38,700	401,582
Takeuchi Manufacturing Co. Ltd.	9,400	232,547
Taki Chemical Co. Ltd.	1,400	73,761
Takuma Co. Ltd.	16,600	265,104
Tama Home Co. Ltd.	3,900	90,581
Tamron Co. Ltd.	4,200	100,535
Tamura Corp.	19,300	151,297
Tatsuta Electric Wire & Cable Co. Ltd.	10,600	51,886
Tbs Holdings, Inc.	9,100	136,203
Techmatrix Corp.	9,500	149,378
TechnoPro Holdings, Inc.	29,300	728,060
Teijin Ltd.	48,200	725,746
Teikoku Sen-I Co. Ltd.	4,700	83,842
Tenma Corp.	4,000	93,633
The Aomori Bank Ltd.	5,000	90,333
The Awa Bank Ltd.	8,600	155,216
The Bank of Okinawa Ltd.	5,600	125,982
The Chugoku Bank Ltd.	39,300	311,663
The Hachijuni Bank Ltd.	95,600	308,485
The Hokkoku Bank Ltd.	5,700	105,786
The Hyakugo Bank Ltd.	53,500	149,227
The Keiyo Bank Ltd.	25,700	97,923
The Kiyo Bank Ltd.	16,600	220,768
The Monogatari Corp.	2,600	161,159
The Musashino Bank Ltd.	7,500	112,051
The Nanto Bank Ltd.	7,300	124,966
The Nippon Road Co. Ltd.	1,700	125,828
The Okinawa Electric Power Co., Inc.	11,100	141,956
The Pack Corp.	3,500	90,383
The San-In Godo Bank Ltd.	37,400	185,798
The Sumitomo Warehouse Co. Ltd.	14,700	213,321
The Suruga Bank Ltd.	43,300	130,644
The Toho Bank Ltd.	46,700	88,117
TKC Corp.	7,900	233,677
TKP Corp. (a)	3,500	55,513
TOA Corp.	3,500	78,515
Toagosei Co. Ltd.	25,900	269,140
Toc Co. Ltd.	10,200	59,598
Tocalo Co. Ltd.	15,100	188,432
Toda Corp.	61,300	433,606
Toei Animation Co. Ltd.	2,300	314,480
Toei Co. Ltd.	1,600	287,608
Toenec Corp.	2,200	74,700
Toho Holdings Co. Ltd.	14,700	245,480
Toho Titanium Co. Ltd.	8,400	90,964
Tokai Carbon Co. Ltd.	51,700	682,924
Tokai Corp.	5,300	116,527
TOKAI Holdings Corp.	25,900	211,535
Tokai Rika Co. Ltd.	14,300	221,334
Tokai Tokyo Financial Holdings	51,500	181,674
Token Corp.	1,800	162,272
Tokushu Tokai Paper Co. Ltd.	2,200	88,437
Tokuyama Corp.	16,300	345,179
Tokyo Ohka Kogyo Co. Ltd.	8,500	547,787
Tokyo Seimitsu Co. Ltd.	10,200	433,736
Tokyo Steel Manufacturing Co. Ltd.	23,000	229,361
Tokyo Tatemono Co. Ltd.	50,700	762,776
Tokyotokeiba Co. Ltd.	4,300	170,503
Tokyu Construction Co. Ltd.	21,200	148,606
Tokyu Fudosan Holdings Corp.	164,900	930,918
Tokyu REIT, Inc.	224	416,739
TOMONY Holdings, Inc.	37,300	101,321
Tomy Co. Ltd.	21,900	191,641
Tonami Holdings Co. Ltd.	1,400	62,531
Topcon Corp.	27,900	390,124
Toppan Forms Co. Ltd.	12,200	116,990
Topre Corp.	8,700	124,903
TORIDOLL Holdings Corp.	11,900	219,006
Torii Pharmaceutical Co. Ltd.	3,500	80,972
Tosei Corp.	8,000	82,622
Toshiba Tec Corp.	6,900	276,742
Tosho Co. Ltd.	4,100	62,488
Totetsu Kogyo Co. Ltd.	6,500	137,460
Towa Pharmaceutical Co. Ltd.	7,100	180,566
Toyo Construction Co. Ltd.	19,800	105,403
Toyo Gosei Co. Ltd.	1,400	153,266
Toyo Ink South Carolina Holdings Co. Ltd.	9,900	180,484
Toyo Seikan Group Holdings Ltd.	38,000	517,039
Toyo Tanso Co. Ltd.	3,300	86,301
Toyo Tire Corp.	29,300	549,116
Toyobo Co. Ltd.	21,600	274,105
Toyoda Gosei Co. Ltd.	17,700	413,519
Toyota Boshoku Corp.	17,800	356,957
TPR Co. Ltd.	6,400	89,141
Trancom Co. Ltd.	1,900	147,733
Trans Cosmos, Inc.	6,500	183,674
Tri Chemical Laboratories, Inc.	7,200	198,532
Trusco Nakayama Corp.	12,600	331,237
TS tech Co. Ltd.	24,100	355,882
Tsubaki Nakashima Co. Ltd.	10,800	161,353
Tsubakimoto Chain Co.	6,700	202,457
Tsugami Corp.	11,500	161,643
Tsukishima Kikai Co. Ltd.	6,000	63,333
Tsumura & Co.	15,600	489,877
Tsurumi Manufacturing Co. Ltd.	4,500	72,973
TV Asahi Corp.	5,800	89,613
Uacj Corp. (a)	8,400	219,906
Ube Industries Ltd.	27,000	542,282
Uchida Yoko Co. Ltd.	2,000	91,700
Ulvac, Inc.	12,000	580,830
Union Tool Co.	2,300	84,595
Unipres Corp.	9,700	87,093
United Arrows Ltd. (a)	5,600	96,579
United Super Markets Holdings, Inc.	14,100	137,523
Universal Entertainment Corp. (a)	6,400	137,620
USEN-NEXT HOLDINGS Co. Ltd.	3,900	85,746
Ushio, Inc.	25,700	458,456
UT Group Co. Ltd.	7,100	221,663
Uzabase, Inc. (a)	5,400	113,016
V Technology Co. Ltd.	2,300	100,214
V-cube, Inc.	5,300	113,242
Valor Holdings Co. Ltd.	9,600	202,930
ValueCommerce Co. Ltd.	4,100	141,644
Vector, Inc.	7,600	71,563
Vision, Inc. (a)	7,700	75,593
VT Holdings Co. Ltd.	18,900	84,073
Wacoal Holdings Corp.	10,800	244,441
Wacom Co. Ltd.	41,100	236,773
Wakita & Co. Ltd.	9,100	84,775
WDB Holdings Co. Ltd.	2,400	66,177
WealthNavi, Inc.	6,200	239,624
Weathernews, Inc.	1,400	69,167
West Holdings Corp.	6,200	277,772
World Co. Ltd. (a)	6,400	77,998
World Holdings Co. Ltd.	2,100	60,777
WOWOW INC.	1,600	34,697
Xebio Holdings Co. Ltd.	6,800	62,046
YA-MAN Ltd.	7,900	88,646
YAKUODO Holdings Co. Ltd.	2,600	54,652
YAMABIKO Corp.	9,100	103,521
Yamaguchi Financial Group, Inc.	52,900	303,787
Yamashin-Filter Corp.	10,400	64,843
Yamato Kogyo Co. Ltd.	11,000	371,998
Yamazaki Baking Co. Ltd.	32,400	444,188
Yamazen Co. Ltd.	15,500	145,385
Yaoko Co. Ltd.	4,800	288,774
Yellow Hat Ltd.	8,700	166,775
Yodogawa Steel Works Ltd.	5,400	115,969
Yokogawa Bridge Holdings Corp.	8,400	168,375
Yokohama Reito Co. Ltd.	12,100	97,943
Yokohama Rubber Co. Ltd.	32,200	642,984
Yokowo Co. Ltd.	4,100	99,412
Yondoshi Holdings, Inc.	3,900	64,274
YONEX Co. Ltd.	15,400	95,456
Yoshinoya Holdings Co. Ltd. (a)	17,300	328,322
Yuasa Trading Co. Ltd.	4,500	127,980
Yukiguni Maitake Co. Ltd.	5,500	82,922
Yurtec Corp.	9,600	62,655
Zenkoku Hosho Co. Ltd.	14,000	632,970
Zenrin Co. Ltd.	8,500	83,679
Zensho Holdings Co. Ltd.	25,100	634,678
Zeon Corp.	35,400	480,476
ZERIA Pharmaceutical Co. Ltd.	6,300	118,988
ZIGExN Co. Ltd.	15,800	61,210
Zojirushi Thermos	8,800	121,285
Zuken, Inc.	3,700	116,189

TOTAL JAPAN		236,853,761

Liechtenstein - 0.0%
Implantica AG SDR (a)	5,730	70,557
Liechtensteinische Landesbank AG	3,377	199,447

TOTAL LIECHTENSTEIN		270,004

Luxembourg - 0.8%
ADLER Group SA (c)	20,657	501,359
Aperam SA	12,970	812,363
B&M European Value Retail SA	242,780	1,866,177
B&S Group SARL (c)	7,708	76,532
eDreams ODIGEO SA (a)	15,882	131,503
Grand City Properties SA	28,080	746,142
Millicom International Cellular SA (depository receipt) (a)	27,382	1,093,893
NeoGames SA	1,676	80,867
SES SA (France) (depositary receipt)	103,565	799,042
Solutions 30 SE (a)	22,588	189,441
Stabilus SA	6,700	531,315
Subsea 7 SA	61,622	494,524

TOTAL LUXEMBOURG		7,323,158

Malta - 0.2%
Kambi Group PLC (a)	6,595	283,462
Kindred Group PLC (depositary receipt)	62,148	1,018,305
Media and Games Invest PLC (a)	24,783	165,221

TOTAL MALTA		1,466,988

Marshall Islands - 0.0%
Atlas Corp.	23,565	307,995
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,726,400	293,053
Netherlands - 2.8%
Aalberts Industries NV	26,825	1,633,062
Accell Group NV (a)	6,795	336,529
AerCap Holdings NV (a)	34,999	1,854,947
Alfen Beheer BV (a)(c)	5,534	558,000
AMG Advanced Metallurgical Group NV	8,027	250,620
Arcadis NV	19,572	866,469
ASR Nederland NV	38,025	1,562,963
Basic-Fit NV (a)(c)	13,408	619,668
BE Semiconductor Industries NV	18,045	1,582,751
Boskalis Westminster	21,147	665,271
Brack Capital Properties NV (a)	710	75,843
Brunel International NV	5,347	70,787
CM.com NV (a)	3,119	148,552
Corbion NV	16,014	877,263
COSMO Pharmaceuticals NV (a)	2,018	189,358
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	11,321	283,900
Euronext NV (c)	21,650	2,409,001
Fastned BV unit (a)	1,095	75,469
Flow Traders BV (c)	8,814	358,418
ForFarmers NV	9,151	51,943
Fugro NV (Certificaten Van Aandelen) (a)	28,398	268,453
IMCD NV	15,331	2,655,214
Intertrust NV (a)(c)	24,248	400,398
Koninklijke BAM Groep NV (a)	72,780	205,651
Meltwater Holding BV (a)	36,133	164,004
NSI NV	5,226	217,287
NSI NV rights (a)(d)	4,988	6,154
OCI NV (a)	25,780	625,086
Pharming Group NV (a)	176,308	200,780
PostNL NV	127,676	690,638
RHI Magnesita NV	7,869	413,891
SBM Offshore NV	41,025	595,427
Sif Holdings NV	3,530	59,043
Signify NV (c)	34,611	1,937,494
Sligro Food Group NV (a)	6,632	192,353
Technip Energies NV (a)	29,150	395,067
TKH Group NV (depositary receipt)	11,061	587,039
TomTom Group BV (a)	17,532	147,245
Van Lanschot NV (Bearer)	8,452	217,067
VastNed Retail NV	3,048	91,115
Wereldhave NV	9,273	153,011

TOTAL NETHERLANDS		24,693,231

New Zealand - 0.9%
Air New Zealand Ltd. (a)	153,507	160,422
Argosy Property Ltd.	225,304	255,860
Chorus Ltd.	121,174	520,039
Contact Energy Ltd.	206,349	1,173,109
Fletcher Building Ltd.	211,322	1,124,822
Genesis Energy Ltd.	142,018	339,378
Goodman Property Trust	297,223	504,228
Infratil Ltd.	194,870	992,449
Kiwi Property Group Ltd.	424,642	344,663
Oceania Healthcare Ltd.	166,478	172,818
Precinct Properties New Zealand Ltd.	337,760	376,508
Pushpay Holdings Ltd. (a)	249,931	296,016
Restaurant Brands NZ Ltd. (a)	7,934	88,442
SKYCITY Entertainment Group Ltd. (a)	206,473	463,196
Summerset Group Holdings Ltd.	58,182	522,907
Synlait Milk Ltd. (a)	28,305	73,556
Z Energy Ltd.	139,493	286,695

TOTAL NEW ZEALAND		7,695,108

Norway - 2.1%
Aker ASA (A Shares)	7,027	539,667
Aker BioMarine ASA	5,934	33,986
Aker Carbon Capture A/S (a)	70,810	156,532
Aker Horizons Holding ASA (a)	30,419	89,177
Aker Solutions ASA (a)	66,008	125,594
Atea ASA	22,258	424,262
Atlantic Sapphire A/S (a)	16,836	147,307
Austevoll Seafood ASA	24,558	309,659
Bank Norwegian ASA	35,109	410,908
Bonheur A/S	5,068	161,768
Borregaard ASA	25,825	672,317
BW Energy Ltd. (a)	20,743	62,806
Crayon Group Holding A/S (a)(c)	14,699	255,056
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	117,121	111,225
Elkem ASA (c)	70,477	261,016
Entra ASA (c)	32,010	780,436
Europris ASA (c)	42,513	286,315
Fjordkraft Holding ASA (c)	25,802	146,902
Grieg Seafood ASA (a)	13,602	131,174
Hexagon Composites ASA	29,370	109,106
Hexagon Purus Holding A/S	15,046	56,201
Kahoot! A/S (a)	66,867	298,053
Kongsberg Gruppen ASA	24,368	697,824
Leroy Seafood Group ASA	80,705	736,094
LINK Mobility Group Holding ASA	43,483	160,451
NEL ASA (a)	380,881	727,941
Nordic VLSI ASA (a)	46,819	1,534,710
Norway Royal Salmon ASA	3,498	83,147
Ocean Yield ASA	16,395	54,781
Pexip Holding ASA (a)	19,811	163,022
Protector Forsikring ASA	16,856	173,430
Quantafuel ASA (a)	33,366	127,198
REC Silicon ASA (a)	82,803	162,612
Salmar ASA	15,332	1,017,303
Sbanken ASA (c)	10,453	127,309
Scatec Solar AS (c)	32,239	693,149
Selvaag Bolig ASA	11,582	76,691
Sparebank 1 Oestlandet	11,228	156,065
Sparebank 1 Sr Bank ASA (primary capital certificate)	49,145	643,604
Sparebanken Midt-Norge	35,944	498,796
Sparebanken Nord-Norge	25,889	245,271
Storebrand ASA (A Shares)	127,515	1,096,934
TGS ASA	32,078	367,628
Tomra Systems ASA	31,975	1,848,703
Vaccibody A/S (a)	34,921	242,300
Veidekke ASA	29,240	376,639
Volue A/S	13,594	70,857
Wallenius Wilhelmsen ASA (a)	27,359	86,337
XXL ASA (c)	37,397	81,865

TOTAL NORWAY		17,820,128

Portugal - 0.2%
Altri SGPS SA	19,255	116,376
Banco Comercial Portugues SA (Reg.) (a)	2,221,567	316,240
Corticeira Amorim SGPS SA	10,432	129,937
CTT Correios de Portugal SA	30,379	158,023
Greenvolt-Energias Renovaveis SA (a)	350	1,974
NOS SGPS	54,306	201,250
REN - Redes Energeticas Nacionais SGPS SA	109,170	304,979
Semapa	4,622	63,711
Sonae SGPS SA	245,951	242,890
The Navigator Co. SA	56,744	204,361

TOTAL PORTUGAL		1,739,741

Singapore - 1.8%
AEM Holdings Ltd.	65,300	188,437
AIMS APAC (REIT)	143,100	166,868
Ara Logos Logistics Trust	317,100	210,628
Ascendas India Trust	230,500	246,670
Ascott Residence Trust	509,100	387,005
CapitaRetail China Trust	287,600	297,162
CDL Hospitality Trusts unit	219,800	196,286
China Aviation Oil Singapore Corp. Ltd.	73,000	54,415
ComfortDelgro Corp. Ltd.	587,200	680,397
Cosco Shipping International Singapore (a)	305,300	66,470
Cromwell European (REIT)	77,300	228,326
ESR (REIT)	676,900	222,311
Far East Hospitality Trust unit	239,100	102,349
First Resources Ltd.	147,800	148,351
Fortune (REIT)	400,000	434,427
Frasers Centrepoint Trust	275,300	491,698
Frasers Hospitality Trust unit	162,200	61,650
Frasers Logistics & Industrial Trust	693,300	777,753
Haw Par Corp. Ltd.	32,900	325,127
Hutchison Port Holdings Trust	1,393,700	327,520
iFast Corp. Ltd.	37,100	219,596
Japfa Ltd.	111,800	63,122
Kenon Holdings Ltd.	6,636	225,614
Keppel (REIT)	463,700	410,672
Keppel DC (REIT)	353,700	689,153
Keppel Infrastructure Trust	940,800	381,889
Keppel Pacific Oak U.S. (REIT)	201,100	158,869
Manulife U.S. REIT	392,500	298,300
Mapletree Greater China Commercial Trust	608,200	453,361
Mapletree Industrial (REIT)	496,435	1,099,159
Nanofilm Technologies International Ltd. (a)	70,500	321,554
NetLink NBN Trust	842,900	606,537
Olam International Ltd.	199,900	194,744
OUE Commercial (REIT)	586,100	188,165
Oue Ltd.	77,600	71,589
Oxley Holdings Ltd.	232,800	39,517
Parkway Life REIT	107,600	368,474
Raffles Medical Group Ltd.	250,600	266,330
Riverstone Holdings Ltd.	137,800	123,058
Sasseur (REIT)	143,700	100,753
SATS Ltd. (a)	182,200	539,224
Sembcorp Industries Ltd.	268,700	414,468
Sembcorp Marine Ltd. (a)	2,075,600	176,164
Sheng Siong Group Ltd.	182,000	210,886
SIA Engineering Co. Ltd.	76,100	118,507
Singapore Post Ltd.	407,100	192,290
Singapore Press Holdings Ltd.	432,000	599,402
SPH REIT	267,900	180,913
Starhill Global (REIT)	387,500	177,313
StarHub Ltd.	162,400	145,027
Suntec (REIT)	535,300	576,802
Yangzijiang Shipbuilding Holdings Ltd.	646,700	653,883
Yanlord Land Group Ltd.	151,000	124,816

TOTAL SINGAPORE		16,004,001

Slovenia - 0.0%
Prime U.S. (REIT)	124,400	104,496
Spain - 1.9%
Acciona SA	6,651	1,019,356
Acerinox SA	43,844	585,372
Almirall SA	19,719	312,747
Applus Services SA	38,921	374,670
Atresmedia Corporacion de Medios de Comunicacion SA (a)	24,043	99,424
Audax Renovables SA	29,600	67,206
Banco de Sabadell SA (a)	1,520,314	1,057,556
Bankinter SA	182,201	995,738
Cie Automotive SA	13,275	395,576
Compania de Distribucion Integral Logista Holdings SA	17,989	387,738
Construcciones y Auxiliar de Ferrocarriles	5,088	215,774
Corporacion Financiera Alba SA	4,568	256,309
Distribuidora Internacional de Alimentacion SA (a)	456,033	13,795
Ebro Foods SA	18,550	376,284
Ence Energia y Celulosa SA (a)	39,234	121,194
Euskaltel, S.A. (c)	21,765	282,973
Faes Farma SA	79,509	310,305
Fluidra SA	23,730	961,313
Gestamp Automocion SA (a)(c)	46,603	227,765
Global Dominion Access SA (c)	24,364	130,058
Grenergy Renovables SA (a)	2,968	98,582
Grupo Catalana Occidente SA	11,336	424,263
Grupo Empresarial San Jose SA	6,412	37,080
Indra Sistemas SA (a)	35,207	368,361
Inmobiliaria Colonial SA	75,357	803,636
Laboratorios Farmaceuticos ROVI SA	5,359	378,248
Lar Espana Real Estate Socimi SA	15,509	97,691
Liberbank SA	534,170	179,452
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	176,607	356,569
MAPFRE SA (Reg.)	291,944	601,555
Mediaset Espana Comunicacion SA (a)	44,149	262,644
Melia Hotels International SA (a)	33,288	229,583
Merlin Properties Socimi SA	94,915	1,065,129
Metrovacesa SA (c)	10,100	83,868
Miquel y Costas & Miquel SA	3,603	70,009
Neinor Homes SLU (c)	11,672	169,751
Pharma Mar SA	3,901	333,370
Promotora de Informaciones SA (a)	59,183	61,781
Prosegur Cash SA (c)	123,774	121,132
Prosegur Compania de Seguridad SA (Reg.)	59,201	202,254
Sacyr SA	112,406	273,084
Solaria Energia y Medio Ambiente SA (a)	20,482	395,187
Solarpack Corp. Tecnologica SL (a)	3,960	122,841
Soltec Power Holdings SA	9,516	76,648
Talgo SA (a)(c)	18,383	94,096
Tecnicas Reunidas SA (a)	8,975	75,857
Unicaja Banco SA (c)	175,098	161,079
Viscofan Envolturas Celulosicas SA	10,623	737,820
Zardoya Otis SA	50,171	339,833

TOTAL SPAIN		16,412,556

Sweden - 7.5%
AAK AB	48,197	1,149,441
AcadeMedia AB (c)	23,083	223,901
AddTech AB (B Shares)	70,082	1,457,260
AFRY AB (B Shares)	24,952	850,439
Alimak Group AB (c)	9,793	170,414
Ambea AB (c)	18,847	138,478
Arjo AB	58,520	739,624
Atrium Ljungberg AB (B Shares)	12,045	294,954
Attendo AB (a)(c)	27,781	135,994
Avanza Bank Holding AB	33,470	1,083,992
Axfood AB	28,200	763,278
Bactiguard Holding AB (a)	4,747	105,545
Beijer Alma AB (B Shares)	12,273	299,397
Beijer Ref AB (B Shares)	66,509	1,404,597
Betsson AB (B Shares)	29,785	239,777
BHG Group AB (a)	26,444	407,946
Bilia AB (A Shares)	19,548	419,418
Billerud AB	50,508	1,092,490
BioArctic AB (a)(c)	8,838	141,681
BioGaia AB	4,461	266,881
Biotage AB (A Shares)	17,684	506,173
Bonava AB	21,199	226,928
BONESUPPORT Holding AB (a)(c)	12,779	121,430
Boozt AB (a)(c)	12,907	277,829
Bravida Holding AB (c)	54,766	847,408
Bufab AB	7,241	280,105
Bure Equity AB	15,008	809,990
Calliditas Therapeutics AB (a)	7,380	108,363
Camurus AB (a)	8,268	175,572
Castellum AB	63,106	1,767,443
Catena AB	7,117	427,430
Cellavision AB	3,830	201,724
Cellink AB (a)	7,495	488,441
Cibus Nordic Real Estate AB	9,608	261,842
Cint Group AB	23,748	317,251
Clas Ohlson AB (B Shares)	10,185	104,531
Cloetta AB	56,746	184,179
Collector AB (a)	16,225	67,626
Coor Service Management Holding AB (c)	24,735	227,713
Corem Property Group AB	127,829	324,458
Creades AB (A Shares)	13,656	179,417
Desenio Group AB (a)	15,408	89,762
Dios Fastigheter AB	23,639	268,425
Dometic Group AB (c)	79,876	1,355,639
Duni AB	8,793	115,832
Dustin Group AB (c)	14,957	173,662
Electrolux Professional AB (a)	60,399	449,042
Elekta AB (B Shares)	99,419	1,450,563
Enad Global 7 AB (a)	11,483	91,374
Fabege AB	71,183	1,234,151
Fagerhult AB	21,823	200,779
Fingerprint Cards AB (a)	77,854	277,197
Fortnox AB	13,027	698,837
Garo AB	7,355	106,800
Getinge AB (B Shares)	61,649	2,679,115
Granges AB	28,837	381,215
Hansa Medical AB (a)	8,892	118,737
Hexatronic Group AB	7,550	153,659
HEXPOL AB (B Shares)	71,026	966,991
HMS Networks AB	6,904	324,412
Holmen AB (B Shares)	25,298	1,330,669
Hufvudstaden AB (A Shares)	29,891	546,541
Indutrade AB	73,453	2,395,986
Instalco AB	11,045	595,078
Intrum AB	18,080	560,143
Investment AB Oresund	7,458	151,440
INVISIO AB	10,721	222,181
Inwido AB	14,228	263,788
JM AB (B Shares)	15,075	532,364
K-Fast Holding AB (a)	16,084	151,341
Karo Bio AB (a)	15,249	96,896
Klovern AB (B Shares)	42,067	93,962
Know IT AB	5,292	185,654
Kungsleden AB	43,960	593,392
LeoVegas AB (c)	20,018	86,179
Lifco AB	62,764	1,841,711
Lime Technologies AB	2,692	124,899
Lindab International AB	21,214	619,041
Loomis AB (B Shares)	20,390	683,820
Mekonomen AB (a)	10,905	174,436
MIPS AB	7,073	746,870
Modern Times Group MTG AB (B Shares) (a)	26,800	380,438
Munters Group AB (c)	34,411	315,393
Mycronic AB	19,660	576,892
NCC AB (B Shares)	21,941	389,965
New Wave Group AB (B Shares) (a)	10,796	173,069
Nobia AB	34,265	280,818
Nobina AB (c)	24,080	221,963
Nolato AB (B Shares)	55,041	611,254
Nordic Entertainment Group AB (B Shares) (a)	19,852	1,061,276
Nordnet AB	30,423	490,887
Nyfosa AB	47,009	727,382
Oncopeptides AB (a)(c)	16,768	83,602
Pandox AB (a)	25,087	419,943
Paradox Interactive AB	10,068	202,684
Peab AB	49,485	577,145
Platzer Fastigheter Holding AB	15,945	298,214
PowerCell Sweden AB (a)	12,503	274,144
Ratos AB (B Shares)	58,622	415,742
Re:NewCell AB	5,321	128,816
Resurs Holding AB (c)	35,754	172,573
Saab AB (B Shares)	19,933	605,048
Sagax AB	37,721	1,325,081
Sagax AB (D Shares)	46,315	184,272
Samhallsbyggnadsbolaget I Norden AB:
(B Shares)	226,950	1,137,070
(D Shares)	34,496	122,702
SAS AB (a)	973,889	237,352
Scandi Standard	12,577	83,570
Scandic Hotels Group AB (a)(c)	42,383	172,665
Sdiptech AB (a)	6,343	301,735
Sedana Medical AB (a)	17,320	172,025
SkiStar AB (a)	11,136	208,143
SSAB Svenskt Stal AB:
(A Shares) (a)	73,357	418,920
(B Shares) (a)	152,724	780,439
Stillfront Group AB (a)	82,537	629,450
Storytel AB (a)	10,939	283,374
Svolder AB (B Shares)	5,609	209,285
Sweco AB (B Shares)	53,766	860,041
Swedencare AB	17,780	282,963
Swedish Orphan Biovitrum AB (a)	53,339	1,042,194
Thule Group AB (c)	28,233	1,424,703
Tobii AB (a)	24,544	195,020
Trelleborg AB (B Shares)	65,375	1,615,313
Troax Group AB	10,672	386,173
Vitrolife AB	16,100	917,179
Wallenstam AB (B Shares)	43,583	731,075
Wihlborgs Fastigheter AB	37,195	866,748
Xvivo Perfusion AB (a)	6,162	323,905

TOTAL SWEDEN		65,742,588

Switzerland - 5.2%
Allreal Holding AG	3,844	795,237
ALSO Holding AG	1,718	528,192
ams AG (a)	74,059	1,416,838
APG SGA SA (a)	370	90,881
Arbonia AG	14,028	266,359
Aryzta AG (a)	264,859	353,204
Ascom Holding AG (Reg.) (a)	8,798	150,931
Autoneum Holding AG (a)	755	145,024
Bachem Holding AG (B Shares)	1,415	937,241
Basilea Pharmaceutica AG (a)	3,291	168,646
Belimo Holding AG (Reg.)	2,652	1,370,134
Bell AG	605	186,339
BKW AG	5,731	632,033
Bobst Group SA (a)	2,243	192,643
Bossard Holding AG	1,530	495,728
Bucher Industries AG	1,801	1,002,047
Burckhardt Compression Holding AG	779	305,718
Burkhalter Holding AG	1,172	82,675
Bystronic AG	372	511,687
Cembra Money Bank AG	8,097	841,566
COLTENE Holding AG	795	106,193
Comet Holding AG	1,896	621,639
Daetwyler Holdings AG	2,039	740,554
DKSH Holding AG	9,653	816,272
Dorma Kaba Holding AG	798	551,909
Dufry AG (a)	15,178	803,034
EFG International	24,401	198,527
Emmi AG	574	632,075
Flughafen Zuerich AG (a)	5,384	865,387
Forbo Holding AG (Reg.)	291	622,573
Galenica Sante Ltd. (c)	13,441	1,020,854
GAM Holding Ltd. (a)	42,125	91,239
Georg Fischer AG (Reg.)	1,105	1,788,298
Gurit-Heberlein AG (Bearer)	85	192,361
Helvetia Holding AG (Reg.)	10,033	1,093,180
Huber+Suhner AG	4,050	344,709
Idorsia Ltd. (a)	29,319	724,357
Implenia AG (a)	3,496	92,856
INFICON Holding AG	465	559,530
Interroll Holding AG	173	790,661
Intershop Holding AG	304	209,748
Kardex AG	1,682	452,136
Komax Holding AG (Reg.) (a)	982	288,578
Landis+Gyr Group AG	5,877	463,880
LEM Holding SA	124	310,051
Leonteq AG	2,515	159,643
Medacta Group SA (a)(c)	1,919	272,433
Medartis Holding AG (a)(c)	1,091	130,556
Metall Zug AG	51	123,862
Meyer Burger Technology AG (a)	605,290	312,718
Mobilezone Holding AG	10,779	129,703
Mobimo Holding AG	1,761	604,593
Molecular Partners AG (a)	5,480	112,280
OC Oerlikon Corp. AG (Reg.)	49,980	566,092
Orior AG	1,653	156,021
Peach Property Group AG	2,032	126,516
PSP Swiss Property AG	12,304	1,666,612
Relief Therapeutics Holding AG (a)	471,700	109,353
Rieter Holding AG (Reg.) (a)	813	191,167
Schweiter Technologies AG	267	417,957
Sensirion Holding AG (a)(c)	2,488	243,073
SFS Group AG	4,561	680,235
Siegfried Holding AG	1,055	1,067,986
Sig Combibloc Group AG	86,490	2,553,119
Softwareone Holding AG	25,739	660,630
St.Galler Kantonalbank AG	805	374,574
Stadler Rail AG	13,495	592,329
Sulzer AG (Reg.)	5,087	745,768
Swiss Steel Holding AG (a)	244,536	121,208
Swissquote Group Holding SA	2,497	396,389
Tecan Group AG	3,226	1,860,777
TX Group AG (a)	709	70,833
u-blox Holding AG	1,790	141,287
V-ZUG Holding AG (a)	594	90,623
Valiant Holding AG	4,349	452,736
Valora Holding AG (a)	1,018	230,380
VAT Group AG (c)	7,280	2,857,835
Vetropack Holding AG	3,600	238,053
Vontobel Holdings AG	7,684	677,763
VZ Holding AG	3,814	343,991
Ypsomed Holding AG	840	133,532
Zehnder Group AG	2,654	281,851
Zur Rose Group AG (a)	2,416	898,815

TOTAL SWITZERLAND		45,647,017

United Kingdom - 15.8%
A.G. Barr PLC (a)	23,816	190,349
AB Dynamics PLC	4,187	108,833
Abcam PLC (a)	58,183	1,100,092
Advanced Medical Solutions Group PLC	52,747	206,025
Aggreko PLC	68,836	831,477
Airtel Africa PLC (c)	249,553	309,589
AJ Bell PLC	82,582	482,802
Alliance Pharma PLC	123,232	178,144
Alpha FX Group PLC	7,710	180,044
AO World PLC (a)	84,142	263,388
Argo Blockchain PLC (a)	98,232	183,240
Arrow Global Group PLC	42,954	181,805
Ascential PLC (a)	109,059	655,181
Ashmore Group PLC	125,064	660,936
ASOS PLC (a)	18,931	1,001,514
Assura PLC	719,280	782,843
Aston Martin Lagonda Global Holdings PLC (a)(c)	18,642	505,810
Auction Technology Group PLC	17,715	334,392
Avacta Group PLC (a)	71,048	134,309
Avast PLC (c)	180,370	1,454,143
Avon Rubber PLC	8,283	312,703
Babcock International Group PLC (a)	67,201	239,035
Bakkavor Group PLC (c)	38,235	67,284
Balfour Beatty PLC	183,428	772,544
Bank of Georgia Group PLC (a)	10,616	221,344
Beazley PLC (a)	164,318	896,250
Bellway PLC	33,272	1,517,862
Biffa PLC (a)(c)	82,482	409,874
Big Yellow Group PLC	44,953	907,277
Blue Prism Group PLC (a)	21,526	252,834
Bodycote PLC	51,751	649,203
Brewin Dolphin Holding PLC	82,174	410,056
Britvic PLC	71,933	974,372
Bytes Technology Group PLC	57,712	386,980
Cairn Energy PLC	133,804	237,506
Capita Group PLC (a)	450,886	221,048
Capital & Counties Properties PLC	195,824	464,637
Carnival PLC (a)	42,776	846,699
Central Asia Metals PLC	47,075	160,314
Centrica PLC (a)	1,582,631	1,000,275
Ceres Power Holdings PLC (a)	23,022	322,886
Chemring Group PLC	75,115	321,060
Cineworld Group PLC (a)	257,601	227,586
Civitas Social Housing PLC	169,591	279,106
Clinigen Group PLC	33,635	280,282
Clipper Logistics PLC	20,524	240,779
Close Brothers Group PLC	41,045	880,321
CLS Holdings PLC	47,332	167,439
CMC Markets PLC (c)	35,262	220,564
Coats Group PLC (a)	394,625	384,519
Computacenter PLC	20,053	758,721
ContourGlobal PLC (c)	52,573	143,668
ConvaTec Group PLC (c)	431,340	1,420,364
Countryside Properties PLC (a)(c)	134,381	984,381
Craneware PLC	7,199	221,646
Cranswick PLC	14,208	799,839
Crest Nicholson Holdings PLC	69,640	401,525
Custodian (REIT) PLC	104,728	152,851
CVS Group PLC (a)	17,959	599,112
Dechra Pharmaceuticals PLC	29,095	2,009,970
Derwent London PLC	27,128	1,371,060
Dialog Semiconductor PLC (a)	19,628	1,509,716
Diploma PLC	33,603	1,381,628
Diversified Gas & Oil PLC	215,804	316,166
Dixons Carphone PLC	299,745	538,306
Domino's Pizza UK & IRL PLC	114,420	666,075
dotdigital Group PLC	72,323	249,312
Dr. Martens Ltd. (a)	121,443	730,929
Draper Esprit PLC (a)	36,930	514,354
Drax Group PLC	107,653	603,040
DS Smith PLC	370,104	2,176,100
Dunelm Group PLC	32,984	607,483
easyJet PLC (a)	49,309	579,981
Electrocomponents PLC	126,733	1,791,536
Elementis PLC (a)	155,009	307,250
EMIS Group PLC	15,435	276,765
Empiric Student Property PLC (a)	163,691	220,250
Energean PLC (a)	30,752	276,989
Equiniti Group PLC (a)(c)	97,886	243,550
Ergomed PLC (a)	10,060	171,996
Essentra PLC	81,993	323,106
Eurasia Mining PLC (a)	473,148	138,112
Euromoney Institutional Invest	29,706	420,346
FD Technologies PLC (a)	6,067	197,335
Ferrexpo PLC	79,676	532,484
Fever-Tree Drinks PLC	28,314	941,013
Firstgroup PLC (a)	330,300	380,608
Forterra PLC (c)	61,632	258,719
Frasers Group PLC (a)	56,179	471,266
Frontier Developments PLC (a)	5,889	217,331
Funding Circle Holdings PLC (a)(c)	47,148	91,095
Future PLC	30,920	1,482,769
Games Workshop Group PLC	8,861	1,400,419
Gamesys Group PLC	20,499	525,422
Gamma Communications PLC	22,003	634,622
GB Group PLC	50,568	611,519
GCP Student Living PLC	124,220	365,188
Genuit Group PLC	67,203	596,904
Genus PLC	17,597	1,348,960
Grainger Trust PLC	181,146	763,940
Great Portland Estates PLC	62,022	657,787
Greatland Gold PLC (a)	1,041,280	260,528
Greggs PLC	27,386	1,048,733
Halfords Group PLC	53,291	263,557
Hammerson PLC	821,618	422,672
Harbour Energy PLC (a)	61,586	280,098
Hays PLC (a)	452,874	931,652
Helical Bar PLC	29,937	189,337
Hill & Smith Holdings PLC	21,375	482,511
Hochschild Mining PLC	90,890	194,812
HomeServe PLC	81,453	1,058,604
Hotel Chocolat Group Ltd. (a)	13,292	66,513
Howden Joinery Group PLC	160,802	2,005,375
Hunting PLC	37,308	108,902
Ibstock PLC (c)	111,985	333,111
Ideagen PLC	58,064	240,513
IG Design Group PLC	21,453	155,659
IG Group Holdings PLC	99,852	1,238,045
IMI PLC	73,318	1,789,575
Inchcape PLC	105,888	1,251,803
Indivior PLC (a)	198,350	454,916
IntegraFin Holdings PLC	75,311	555,340
Intermediate Capital Group PLC	78,392	2,364,538
Investec PLC	188,205	715,751
iomart Group PLC	24,690	89,230
IP Group PLC	273,587	438,089
IQE PLC (a)	201,750	133,907
ITM Power PLC (a)	103,109	587,905
ITV PLC (a)	978,082	1,520,870
J.D. Weatherspoon PLC (a)	26,232	413,849
Jet2 PLC (a)	43,464	750,052
John Laing Group PLC (c)	132,915	740,855
John Wood Group PLC (a)	183,994	557,539
Johnson Service Group PLC (a)	118,956	257,283
Judges Scientific PLC	1,332	122,198
Jupiter Fund Management PLC	119,437	448,911
Just Group PLC (a)	281,591	391,411
Kainos Group PLC	21,546	517,218
Keller Group PLC	19,267	235,942
Keywords Studios PLC (a)	19,057	776,664
Learning Technologies Group PLC	150,405	448,649
Liontrust Asset Management PLC	16,450	479,032
Londonmetric Properity PLC	233,040	805,927
Luceco PLC (c)	21,704	117,054
LXI REIT PLC	186,148	373,111
Marks & Spencer Group PLC (a)	529,151	996,629
Marshalls PLC	53,505	543,287
Marston's PLC (a)	172,431	200,851
Mediclinic International PLC (London) (a)	108,889	421,677
Meggitt PLC (a)	210,879	1,375,034
Micro Focus International PLC	89,753	500,079
Mitchells & Butlers PLC (a)	71,671	277,947
Mitie Group PLC (a)	384,863	339,164
Moneysupermarket.com Group PLC	147,342	520,206
Moonpig Group PLC (a)	42,165	218,496
Morgan Advanced Materials PLC	77,112	412,665
Morgan Sindall PLC	10,723	348,776
Naked Wines PLC (a)	16,113	196,870
National Express Group PLC Class L (a)	147,954	559,384
NCC Group Ltd.	74,762	326,826
Network International Holdings PLC (a)(c)	126,798	600,657
Ninety One PLC	93,536	295,914
Numis Corp. PLC	18,372	91,423
On The Beach Group PLC (a)(c)	42,912	193,855
OSB Group PLC	120,714	812,116
Oxford BioMedica PLC (a)	15,476	286,535
Pagegroup PLC (a)	88,833	759,389
Paragon Banking Group PLC	69,474	533,543
Pennon Group PLC	75,383	1,339,119
Petropavlovsk PLC (a)	639,618	190,439
Pets At Home Group PLC	135,017	878,313
Polar Capital Holdings PLC	19,919	243,649
Premier Foods PLC	160,373	248,331
Primary Health Properties PLC	357,100	813,052
Provident Financial PLC (a)	68,115	268,323
PZ Cussons PLC Class L	58,104	203,123
QinetiQ Group PLC	155,080	709,627
Quilter PLC (c)	477,495	1,064,604
Rank Group PLC (a)	70,971	162,180
Rathbone Brothers PLC	15,545	406,222
Reach PLC	79,003	422,235
Redde Northgate PLC	63,462	373,138
Redrow PLC	76,246	682,524
Renalytix AI PLC (a)	12,752	198,392
Renishaw PLC	9,842	699,067
Restore PLC	30,839	203,186
Rightmove PLC	236,005	2,303,546
Rotork PLC	235,558	1,180,697
Royal Mail PLC	216,110	1,514,581
RWS Holdings PLC	79,136	623,145
S4 Capital PLC (a)	73,535	709,363
Sabre Insurance Group PLC (c)	66,815	215,929
Safestore Holdings PLC	56,879	834,893
Saga PLC (a)	29,006	143,372
Savills PLC	38,455	613,634
Secure Income (REIT) PLC	74,215	406,446
Senior Engineering Group PLC (a)	112,655	253,677
Serco Group PLC	329,016	646,668
Serica Energy PLC	42,812	93,072
Shaftesbury PLC	51,998	427,158
SIG PLC (a)	189,031	119,710
Silence Therapeutics PLC (a)	10,844	93,454
Smart Metering Systems PLC	27,381	343,678
Softcat PLC	32,199	865,145
Solgold PLC (a)	215,977	82,407
Spectris PLC	31,306	1,553,498
Spire Healthcare Group PLC (a)(c)	75,119	231,802
Spirent Communications PLC	165,665	587,660
SSP Group PLC (a)	204,229	741,490
St. Modwen Properties PLC	53,897	418,785
Stagecoach Group PLC (a)	110,183	114,330
SThree PLC	33,833	235,610
Sumo Group PLC (a)	30,507	205,239
Synthomer PLC	92,009	677,191
Tate & Lyle PLC	126,354	1,298,272
TBC Bank Group PLC (a)	11,310	190,852
Team17 Group PLC (a)	28,051	339,221
Telecom Plus PLC	16,929	241,431
The Go-Ahead Group PLC (a)	11,887	169,856
The Restaurant Group PLC (a)	208,148	332,146
The Weir Group PLC (a)	70,025	1,681,944
TI Fluid Systems PLC (c)	62,254	268,252
TORM PLC	6,387	54,795
Trainline PLC (a)(c)	128,575	604,786
Travis Perkins PLC (a)	60,681	1,436,001
Tritax Big Box REIT PLC	462,167	1,352,920
Tullow Oil PLC (a)	324,701	202,378
Ultra Electronics Holdings PLC	19,167	844,556
Unite Group PLC	91,203	1,467,388
Vectura Group PLC	162,671	343,239
Vesuvius PLC	58,570	433,928
Victoria PLC (a)	17,299	252,479
Victrex PLC	23,401	861,976
Virgin Money UK PLC (a)	350,046	973,128
Vistry Group PLC	60,028	995,009
Volex PLC (a)	32,599	158,821
Warehouse (REIT) PLC	107,225	230,122
Watkin Jones PLC	53,773	174,155
WH Smith PLC (a)	35,398	799,552
Wickes Group PLC (a)	67,681	235,568
Workspace Group PLC	36,796	441,650
Young & Co.'s Brewery PLC Class A (a)	6,037	135,941

TOTAL UNITED KINGDOM		137,692,697

United States of America - 0.3%
Coronado Global Resources, Inc. unit (a)(c)	199,236	144,747
Fiverr International Ltd. (a)	7,257	1,806,340
Nano-X Imaging Ltd. (a)	8,863	251,266

TOTAL UNITED STATES OF AMERICA		2,202,353

TOTAL COMMON STOCKS
(Cost $868,748,976)		861,904,614

Nonconvertible Preferred Stocks - 0.2%
Germany - 0.2%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,245	206,393
Jungheinrich AG	13,006	715,876
Sixt AG Preference Shares	3,991	330,929
Sto SE & Co. KGaA	689	174,908

TOTAL GERMANY		1,428,106

Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	10,094	185,358
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,565,810)		1,613,464

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.06% (e)
(Cost $19,652,872)	19,648,942	19,652,872
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $889,967,658)		883,170,950
NET OTHER ASSETS (LIABILITIES) - (1.2)%(f)		(10,402,065)
NET ASSETS - 100%		$872,768,885

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	84	Sept. 2021	$9,741,480	$50,847	$50,847

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,621,587 or 5.0% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes $598,752 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,949
Total	$1,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$728,662,720	$709,009,848	$--	$--	$19,652,872	0.0%
Total	$--	$728,662,720	$709,009,848	$--	$--	$19,652,872

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.